[LOGO]



                                  ANNUAL REPORT


                         LARGE COMPANY GROWTH PORTFOLIO
                          LARGE COMPANY VALUE PORTFOLIO
                         SMALL COMPANY GROWTH PORTFOLIO
                          SMALL COMPANY VALUE PORTFOLIO

                                   ----------

                                 AUGUST 31, 1996












                           WILSHIRE TARGET FUNDS, INC.

Shareholder Letter                                                            1

Large Company Growth Portfolio:
         Fund  Commentary                                                     4
         Comparative Performance                                              5

Large Company Value Portfolio:
         Fund Commentary                                                      6
         Comparative Performance                                              7

Small Company Growth Portfolio:
         Fund Commentary                                                      8
         Comparative Performance                                              9

Small Company Value Portfolio:
         Fund Commentary                                                     10
         Comparative Performance                                             11

Statement of Investments:
         Large Company Growth Portfolio                                      12
         Large Company Value Portfolio                                       21
         Small Company Growth Portfolio                                      28
         Small Company Value Portfolio                                       35

Statements of Assets and Liabilities                                         42

Statements of Operations                                                     44

Statements of Changes in Net Assets                                          45

Financial Highlights:

         Large Company Growth Portfolio                                      48
         Large Company Value Portfolio                                       49
         Small Company Growth Portfolio                                      50
         Small Company Value Portfolio                                       51

Notes to Financial  Statements                                               52

Report of Independent Accountants                                            59

Tax Information                                                              60

Special Meeting of Shareholders                                              61


--------------------------------------------------------------------------------
    THIS REPORT IS FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF LARGE COMPANY GROWTH PORTFOLIO, LARGE COMPANY VALUE PORTFOLIO, SMALL COMPANY GROWTH PORTFOLIO AND SMALL COMPANY VALUE PORTFOLIO. ITS USE IN CONNECTION WITH ANY OFFERING OF A PORTFOLIO'S SHARES IS AUTHORIZED ONLY IF ACCOMPANIED OR PRECEDED BY THE PORTFOLIO'S CURRENT PROSPECTUS.











DEAR SHAREHOLDER,

    Greetings to all shareholders of Wilshire Target Funds, Inc. (the "Fund"). We at Wilshire Associates Incorporated ("Wilshire") are pleased to continue as the Fund's manager now that the Fund is under the Wilshire name. Wilshire has been the fund manager since the Dreyfus-Wilshire Target Fund series began, and nothing will change in the way the portfolios are managed. Our concept remains simple and straightforward. We aim to provide focused vehicles to capture the performance of each of the specific investment styles reflected in the relevant portfolio's objective. We believe that adhering to proven methods and controlling costs is the best way to achieve success in money management. In that way, the benefits are more likely to fall to the bottom line.

    The Fund offers focused exposure to four distinct segments of the equity market represented by the Large Company Value, Large Company Growth, Small Company Value and Small Company Growth Portfolios. In the past 12 months, very different performance patterns have emerged depending upon the style and size category one is reviewing. This report covers the 12-month period ended August 31, 1996, the closing date of each portfolio's fiscal year. Each portfolio offers two classes of shares -- Investment Class shares and Institutional Class shares. Performance figures for both classes of each portfolio are contained in the following pages.

THE STYLE APPROACH AND INVESTMENT STRATEGY

    Investors target different fundamental characteristics when choosing to pursue a style approach. Consequently, each portfolio owns only securities which correspond with the characteristics most commonly associated with that style. Generally, the growth portfolios focus on companies whose financial characteristics include above average earnings growth, sales growth, and return on equity. Conversely, the value portfolios seek companies with above average earnings yield, dividend yield, and book-to-price ratios. Stocks are purchased only if they meet the specific growth or value criteria defined for the portfolio.

    In addition, changes are made over time which insure that the portfolios keep their proper focus toward that style. Stocks are sold if their size clashes with the portfolio's objective or if their financial condition changes to the point where they can no longer be considered either growth or value. As all investors know, value stocks do not stay value stocks forever. Once a security makes a strong relative advance, it can no longer be as attractive as it was before the move. As a result, the portfolios require constant vigilance and monitoring. Whether the focus is growth, value, large or small, we see it as a top priority to be sure each portfolio always includes the most attractive list of names for that style given that valuations are constantly changing.


                                       1






    Of course, no single investment strategy is in favor all of the time. Sometimes stocks with high earnings growth perform well and other times not. Similarly, while studies have shown that over time small stocks do better than large, there are many shorter periods in which large company stocks outperform. The Fund allows the investor to select the style and size segment which best fits his or her investment objectives with the assurance that the portfolio selected will remain focused on the stated style.

    During the year ended August 31, 1996, large company stocks outperformed small company stocks by a significant margin, as demonstrated below.



                              [BarGraph Inserted Here]



The Wilshire 5000 Index, comprising all U.S. equity securities, advanced 17.22% for the year ended August 31, 1996. Large companies, as measured by Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"), rose 18.71% while small companies, as measured by the Wilshire Next 1750 Index, climbed 11.99%.

    In looking at the portfolio returns one can see that it was rewarding to pursue growth strategies versus value disciplines during the fiscal year ended August 31, 1996. During the latter part of the past fiscal year, we observed a fairly significant rally in technology stocks which most often are identified using growth criteria. However, for the full year, the performance of technology stocks was generally weak. Our value model emphasizes low price-to-earnings ratios and higher yield securities which, in the latter part of the past fiscal year, were adversely impacted by the upward pressure on interest rates. However, once again, for the full fiscal year, the utilities and banking industries were two of the best performing sectors. The bottom line is that it was a year in which there was no clear direction in style, which made it very confusing for investors and managers alike. This also underscores the fact that it is best to have exposure to all market categories because it is so difficult to predict which category will do well next.


                                       2







    We truly hope you find that the Fund assists you in realizing your investment goals. As our historical record reveals, each style category has a distinct performance history. We think this shows how serious we are in following our unique investment discipline. We will endeavor to help you accomplish your investment objectives today and for many years to come.

                                            Sincerely,

                                            /s/ Thomas D. Stevens

                                            THOMAS D. STEVENS
                                            President and Chairman of the Board


October 1, 1996

                                       3




--------------------------------------------------------------------------------

LARGE COMPANY GROWTH PORTFOLIO                                     [LOGO]

--------------------------------------------------------------------------------
FUND COMMENTARY

   Large Company Growth Portfolio focuses on companies with relatively large market capitalizations which have financial characteristics commonly associated with growth companies. Over the year ended August 31, 1996, the total return of Large Company Growth Portfolio was 21.90% compared with 18.71% for the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and 17.22% for the Wilshire 5000 Index (the "Index"). This strong performance was due to two favorable factors over this period. First, large company stocks, in general, outperformed small company stocks by over 6 percentage points during the period. Second, the period was a particularly beneficial time for growth stocks and, as a result, the portfolio outperformed non-growth stocks of comparable size by significant margins. The three industries primarily contributing to the portfolio's strong performance during the past fiscal year were producer goods, food and agriculture, and business machines. Coca-Cola Company, one of the portfolio's largest holdings, was up 58% during the period and General Electric Company, another large holding, was up 45%. Both Microsoft Corporation and Intel Corporation assisted the portfolio's performance with returns in excess of 30% each.


                            INVESTMENT CLASS SHARES
                            -----------------------
       AVERAGE ANNUAL                                                    WITHOUT
       TOTAL RETURN*                            ACTUAL                   WAIVERS
       -------------                            ------                   -------
 Inception (9/30/92) through 8/31/96            13.51%                    12.92%
       Year Ended 8/31/96                       21.90%                    21.80%

* Assumes the reinvestment of all dividends and distributions.



                           IMPORTANT FUND INFORMATION1
                             (AS OF AUGUST 31, 1996)

CURRENT YIELD                                                              1.28%
AVERAGE 5-YEAR EARNINGS GROWTH                                            15.55%
AVERAGE 5-YEAR RETURN ON EQUITY                                           25.88%
AVERAGE BOOK/PRICE RATIO                                                   24.3%

   1 All averages are dollar weighted averages. The 5-year numbers are calculated based on the results for the 5-year period ended August 31, 1996 for those securities in the portfolio's holdings as of August 31, 1996 whose issuers have been in existence for at least 5 years. The average book/price ratio is calculated based on the book value of each portfolio security as of the end of its most recent fiscal year.


                                       4




--------------------------------------------------------------------------------

LARGE COMPANY GROWTH PORTFOLIO -- (CONTINUED)                      [LOGO]

--------------------------------------------------------------------------------
COMPARATIVE PERFORMANCE

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                 INVESTMENT CLASS SHARES OF LARGE COMPANY GROWTH
                      PORTFOLIO AND THE WILSHIRE 5000 INDEX

                       [Line Chart Depicting Value Below]

                                         LARGE COMPANY
                                       GROWTH PORTFOLIO      WILSHIRE 5000 INDEX
                                       ----------------      -------------------
09/30/92                                    $10,000                $10,000
12/31/92                                    $10,688                $10,659
03/31/93                                    $10,551                $11,044
06/30/93                                    $10,173                $11,057
09/30/93                                    $10,165                $11,435
12/31/93                                    $10,608                $11,574
03/31/94                                    $10,166                $11,077
06/30/94                                    $10,035                $10,922
09/30/94                                    $10,690                $11,445
12/31/94                                    $10,851                $11,283
03/31/95                                    $11,866                $12,227
06/30/95                                    $13,078                $13,291
09/30/95                                    $14,224                $14,429
12/31/95                                    $14,828                $15,051
03/31/96                                    $15,660                $15,819
06/30/96                                    $16,823                $16,432
08/31/96                                    $16,424                $15,988








            Past performance is not predictive of future performance.


   The chart compares a $10,000 investment made in Investment Class shares of the portfolio on September 30, 1992 (the date of the portfolio's inception) to a $10,000 investment made in the Index on that date. All dividends and capital gain distributions are reinvested. Further information relating to the portfolio's performance, including expense reimbursements, is contained in the Condensed Financial Information section of the Prospectus and elsewhere in this report. Because the portfolio's Institutional Class shares did not commence operations until July 15, 1996, no comparative performance is shown for such shares.

    The portfolio represents a specific segment of the stock market. The Index consists of almost all publicly-traded stocks in the United States, and is a widely-accepted, unmanaged index of overall stock market performance which does not take into account charges, fees and other expenses.

                                TOP TEN HOLDINGS
                             (as of August 31, 1996)

 1. General Electric Company             6. Johnson & Johnson
 2. Coca-Cola Company                    7. Intel Corporation
 3. AT&T Corporation                     8. Wal-Mart Stores, Inc.
 4. Merck & Company, Inc.                9. Procter & Gamble Company
 5. Microsoft Corporation               10. American International Group, Inc.


                                       5





--------------------------------------------------------------------------------

LARGE COMPANY VALUE PORTFOLIO                                      [LOGO]

--------------------------------------------------------------------------------
FUND COMMENTARY

   Large Company Value Portfolio focuses on companies with relatively large market capitalizations and financial characteristics commonly associated with value companies. Gaining 17.52%, the portfolio benefited more from its large company orientation than its exposure to value factors during the past fiscal year. Large company stocks outperformed small company stocks by 6 percentage points in the year ended August 31, 1996. The portfolio's value exposure added only another 1/2 of 1% to its return. The portfolio fared quite a bit better in June and July of 1996 when technology stocks took their hit. The big performance plus for the portfolio during the past fiscal year came from the banking industry, traditionally heavily weighted in a value portfolio. This industry, the largest weighting in the portfolio representing over one quarter of its market value at the start of the fiscal year, was up over 30% during the fiscal year. BankAmerica Corporation, NationsBank Corporation and Chase Manhattan Corporation were among the significant contributors from this sector.





                            INVESTMENT CLASS SHARES
                            -----------------------
       AVERAGE ANNUAL                                                    WITHOUT
       TOTAL RETURN*                            ACTUAL                   WAIVERS
       -------------                            ------                   -------
  Inception (9/30/92) through 8/31/96           13.76%                   13.21%
  Year Ended 8/31/96                            17.52%                   17.40%

  * Assumes the reinvestment of all dividends and distributions.



                           IMPORTANT FUND INFORMATION1
                             (AS OF AUGUST 31, 1996)

CURRENT YIELD                                                            3.90%
AVERAGE 5-YEAR EARNINGS GROWTH                                          12.35%
AVERAGE 5-YEAR RETURN ON EQUITY                                         15.59%
AVERAGE BOOK/PRICE RATIO                                                54.9%

   1 All  averages  are  dollar  weighted  averages.   The  5-year  numbers  are
     calculated based on the results for the 5-year period ended August 31, 1996 for those securities in the portfolio's holdings as of August 31, 1996 whose issuers have been in existence for at least 5 years. The average book/price ratio is calculated based on the book value of each portfolio security as of the end of its most recent fiscal year.


                                       6





--------------------------------------------------------------------------------

LARGE COMPANY VALUE PORTFOLIO -- (CONTINUED)                       [LOGO]

--------------------------------------------------------------------------------
COMPARATIVE PERFORMANCE

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                 INVESTMENT CLASS SHARES OF LARGE COMPANY VALUE
                      PORTFOLIO AND THE WILSHIRE 5000 INDEX

                      [Line Chart Depicting Value Below]

                                        LARGE COMPANY
                                       VALUE PORTFOLIO       WILSHIRE 5000 INDEX
                                       ----------------      -------------------
09/30/92                                    $10,000                $10,000
12/31/92                                    $10,552                $10,659
03/31/93                                    $11,491                $11,044
06/30/93                                    $11,734                $11,057
09/30/93                                    $12,350                $11,435
12/31/93                                    $11,951                $11,574
03/31/94                                    $11,333                $11,077
06/30/94                                    $11,265                $10,922
09/30/94                                    $11,375                $11,445
12/31/94                                    $11,335                $11,283
03/31/95                                    $12,382                $12,227
06/30/95                                    $13,412                $13,291
09/30/95                                    $14,837                $14,429
12/31/95                                    $15,861                $15,051
03/31/96                                    $16,605                $15,819
06/30/96                                    $16,670                $16,432
08/31/96                                    $16,568                $15,988




           Past performance is not predictive of future performance.

   The chart compares a $10,000 investment made in Investment Class shares of the portfolio on September 30, 1992 (the date of the portfolio's inception) to a $10,000 investment made in the Index on that date. All dividends and capital gain distributions are reinvested. Further information relating to the portfolio's performance, including expense reimbursements, is contained in the Condensed Financial Information section of the Prospectus and elsewhere in this report. Because the portfolio's Institutional Class shares did not commence operations until July 15, 1996, no comparative performance is shown for such shares.

    The portfolio represents a specific segment of the stock market. The Index consists of almost all publicly-traded stocks in the United States, and is a widely-accepted, unmanaged index of overall stock market performance which does not take into account charges, fees and other expenses.

                             TOP TEN HOLDINGS
                          (as of August 31, 1996)

1. International Business         6. Amoco Corporation
   Machines Corporation           7. Chase Manhattan Corporation
2. Ford Motor Company             8. BankAmerica Corporation
3. GTE Corporation                9. NationsBank Corporation
4. General Motors Corporation    10. Texaco Inc.
5. BellSouth Corporation


                                       7



--------------------------------------------------------------------------------

SMALL COMPANY GROWTH PORTFOLIO                                     [LOGO]

--------------------------------------------------------------------------------
FUND COMMENTARY

     Small Company Growth Portfolio focuses on companies with relatively small market capitalizations and financial characteristics commonly associated with growth companies. During the year ended August 31, 1996, small company stocks generally underperformed large company stocks. While both groups did well in absolute terms, large company stocks were up an average of 18.10% for the period compared with 12.0% for small company stocks. Against this background, Small Company Growth Portfolio performed quite well with a return of 17.50% for the fiscal year ended August 31, 1996. The business services industry gained 27.10% during the period and was led by such stocks as DeVRY, Inc. (a small position in the portfolio, but up 108%) and SunGard Data Systems, Inc., up 54% during the period. This industry represented over 9% of the portfolio's market value at the start of the fiscal year. Interestingly, utilities and finance, two sectors normally associated with value portfolios rather than growth portfolios, were the two top performing sectors, up 48% and 53%, respectively. Their combined weight in the portfolio was just over 8%. Technology, the largest sector in the portfolio, was down 3.3% for the fiscal year. The range of returns in the technology sector, however, was substantial with the stocks of Electronics for Imaging, Inc. and Aspect Telecommunications Corporation more than doubling in value while small positions in Three-Five Systems and Kulicke & Soffa Industries, Inc. failed to meet expectations.



                            INVESTMENT CLASS SHARES
                            -----------------------
       AVERAGE ANNUAL                                                    WITHOUT
       TOTAL RETURN*                            ACTUAL                   WAIVERS
       -------------                            ------                   -------
  Inception (10/1/92) through 8/31/96           18.67%                    18.08%
  Year Ended 8/31/96                            17.50%                    17.42%

  * Assumes the reinvestment of all dividends and distributions.




                           IMPORTANT FUND INFORMATION1
                             (AS OF AUGUST 31, 1996)

CURRENT YIELD                                                              0.14%
AVERAGE 5-YEAR EARNINGS GROWTH                                            16.44%
AVERAGE 5-YEAR RETURN ON EQUITY                                           14.70%
AVERAGE BOOK/PRICE RATIO                                                   34.8%


   1 All  averages  are  dollar  weighted  averages.   The  5-year  numbers  are
     calculated based on the results for the 5-year period ended August 31, 1996 for those securities in the portfolio's holdings as of August 31, 1996 whose issuers have been in existence for at least 5 years. The average book/price ratio is calculated based on the book value of each portfolio security as of the end of its most recent fiscal year.


                                       8





--------------------------------------------------------------------------------

SMALL COMPANY GROWTH PORTFOLIO -- (Continued)                      [LOGO]

--------------------------------------------------------------------------------
COMPARATIVE PERFORMANCE

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                 INVESTMENT CLASS SHARES OF SMALL COMPANY GROWTH
                      PORTFOLIO AND THE WILSHIRE 5000 INDEX


                                         SMALL COMPANY
                                       GROWTH PORTFOLIO      WILSHIRE 5000 INDEX
                                       ----------------      -------------------
09/30/92                                    $10,000                $10,000
12/31/92                                    $11,872                $10,659
03/31/93                                    $11,872                $11,044
06/30/93                                    $12,257                $11,057
09/30/93                                    $13,403                $11,435
12/31/93                                    $13,738                $11,574
03/31/94                                    $13,264                $11,077
06/30/94                                    $12,148                $10,922
09/30/94                                    $13,501                $11,445
12/31/94                                    $13,548                $11,283
03/31/95                                    $14,678                $12,227
06/30/95                                    $15,593                $13,291
09/30/95                                    $17,108                $14,429
12/31/95                                    $17,364                $15,051
03/31/96                                    $18,459                $15,819
06/30/96                                    $19,649                $16,432
08/31/96                                    $19,544                $15,988




            Past performance is not predictive of future performance.

   The chart compares a $10,000 investment made in Investment Class shares of the portfolio on October 1, 1992 (the date of the portfolio's inception) to a $10,000 investment made in the Index on that date. For comparative purposes, the value of the Index on September 30, 1992 is used as the beginning value for the portfolio. All dividends and capital gain distributions are reinvested. Further information relating to the portfolio's performance, including expense reimbursements, is contained in the Condensed Financial Information section of the Prospectus and elsewhere in this report. Because the portfolio's Institutional Class shares did not commence operations until July 15, 1996, no comparative performance is shown for such shares.

    The portfolio represents a specific segment of the stock market. The Index consists of almost all publicly-traded stocks in the United States, and is a widely-accepted, unmanaged index of overall stock market performance which does not take into account charges, fees and other expenses.

                                TOP TEN HOLDINGS
                             (as of August 31, 1996)

 1. Robert Half International, Inc.        6. California Energy, Inc.
 2. Catalina Marketing Corporation         7. SCI Systems, Inc.
 3. St. John Knits, Inc.                   8. Oakwood Homes Corporation
 4. United Companies                       9. Jones Apparel Group, Inc.
     Financial Corporation                10. Lone Star Steakhouse & Saloon
 5. VeriFone, Inc.


                                       9



--------------------------------------------------------------------------------

SMALL COMPANY VALUE PORTFOLIO                                      [LOGO]

--------------------------------------------------------------------------------
FUND COMMENTARY

   Small Company Value Portfolio focuses on companies with relatively small market capitalizations and financial characteristics commonly associated with value companies. During the year ended August 31, 1996, small company stocks underperformed large company stocks by more than 6 percentage points. Additionally, stocks with value characteristics performed in line with stocks of similar size. Small Company Value Portfolio, with a return of 10.01% during the fiscal year ended August 31, 1996, underperformed small company stocks in general by only 1/2 of 1%. For the full fiscal year growth stocks outperformed value stocks. The June and July 1996 period was a particularly interesting one for value investors. During the two month period, as technology stocks underwent a major correction, Small Company Value Portfolio outperformed Small Company Growth Portfolio by almost 7 1/2 percentage points, again showing the importance of diversification across style.


                            INVESTMENT CLASS SHARES
                            -----------------------
       AVERAGE ANNUAL                                                    WITHOUT
       TOTAL RETURN*                            ACTUAL                   WAIVERS
       -------------                            ------                   -------

Inception (9/30/92) through 8/31/96            10.39%                     9.99%
Year Ended 8/31/96                             10.01%                     9.94%

* Assumes the reinvestment of all dividends and distributions.




                           IMPORTANT FUND INFORMATION1
                             (AS OF AUGUST 31, 1996)

CURRENT YIELD                                                             3.80%
AVERAGE 5-YEAR EARNINGS GROWTH                                            7.71%
AVERAGE 5-YEAR RETURN ON EQUITY                                          11.57%
AVERAGE BOOK/PRICE RATIO                                                 66.7%



   1 All  averages  are  dollar  weighted  averages.   The  5-year  numbers  are
     calculated based on the results for the 5-year period ended August 31, 1996 for those securities in the portfolio's holdings as of August 31, 1996 whose issuers have been in existence for at least 5 years. The average book/price ratio is calculated based on the book value of each portfolio security as of the end of its most recent fiscal year.


                                       10




--------------------------------------------------------------------------------

SMALL COMPANY VALUE PORTFOLIO -- (Continued)                       [LOGO]

--------------------------------------------------------------------------------
COMPARATIVE PERFORMANCE

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                 INVESTMENT CLASS SHARES OF SMALL COMPANY VALUE
                      PORTFOLIO AND THE WILSHIRE 5000 INDEX


                                         SMALL COMPANY
                                        VALUE PORTFOLIO      WILSHIRE 5000 INDEX
                                       ----------------      -------------------
09/30/92                                    $10,000                $10,000
12/31/92                                    $10,792                $10,659
03/31/93                                    $11,762                $11,044
06/30/93                                    $11,544                $11,057
09/30/93                                    $12,223                $11,435
12/31/93                                    $11,996                $11,574
03/31/94                                    $11,494                $11,077
06/30/94                                    $11,494                $10,922
09/30/94                                    $11,720                $11,445
12/31/94                                    $11,451                $11,283
03/31/95                                    $11,998                $12,227
06/30/95                                    $12,806                $13,291
09/30/95                                    $13,779                $14,429
12/31/95                                    $14,331                $15,051
03/31/96                                    $14,710                $15,819
06/30/96                                    $14,895                $16,432
08/31/96                                    $14,729                $15,988




            Past performance is not predictive of future performance.


   The chart compares a $10,000 investment made in Investment Class shares of the portfolio on September 30, 1992 (the date of the portfolio's inception) to a $10,000 investment made in the Index on that date. All dividends and capital gain distributions are reinvested. Further information relating to the portfolio's performance, including expense reimbursements, is contained in the Condensed Financial Information section of the Prospectus and elsewhere in this report. Because the portfolio's Institutional Class shares did not commence operations until July 15, 1996, no comparative performance is shown for such shares.

    The portfolio represents a specific segment of the stock market. The Index consists of almost all publicly-traded stocks in the United States, and is a widely-accepted, unmanaged index of overall stock market performance which does not take into account charges, fees and other expenses.

                                TOP TEN HOLDINGS
                             (as of August 31, 1996)

 1. American Water Works Inc.                 6. Idaho Power Company
 2. Central Fidelity Banks Inc.               7. CIPSCO Inc.
 3. First Commerce Corporation                8. People's Energy Corporation
 4. Compass Bancshares Inc.                   9. Rayonier Inc.
 5. Mercantile Bankshares                    10. Ohio Casualty Corporation

                                       11




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO                                     [LOGO]
STATEMENT OF INVESTMENTS                                      AUGUST 31, 1996
--------------------------------------------------------------------------------


                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- 100.4%
               AEROSPACE & DEFENSE -- 1.7%
  2,700        McDonnell Douglas Corporation                          $135,337
  3,200        Raytheon Company                                        164,800
  2,900        Rockwell International Corporation                      150,800
                                                                       -------
                                                                       450,937
                                                                       -------
               AIR TRANSPORTATION -- 0.2%
  2,000        Southwest Airlines Company                               45,750
                                                                       -------
               APPAREL -- 1.1%
  1,900        Nike, Inc., Class B                                     205,200
  1,000        Reebok International Limited                             36,000
    900        Unifi, Inc.                                              24,637
    700        V.F. Corporation                                         41,125
                                                                       -------
                                                                       306,962
                                                                       -------
               BANKS -- 1.0%
  1,400        Fifth Third Bancorp                                      74,200
  1,000        Firstar Corporation                                      47,250
    600        Northern Trust Corporation                               39,375
  1,100        State Street Boston Corporation                          59,537
  1,600        Synovus Financial Corporation                            38,200
                                                                       -------
                                                                       258,562
                                                                       -------
               BUSINESS MACHINES -- 10.0%
    700        Adaptec, Inc.+                                           34,913
  2,500        Bay Networks, Inc.+                                      68,750
    700        BMC Software, Inc.+                                      52,150
  1,000        Cabletron Systems, Inc.+                                 61,000
    900        Ceridian Corporation+                                    38,363
  7,500        Cisco Systems, Inc.+                                    395,625
  3,600        Compaq Computer Corporation+                            203,850
    600        Compuware Corporation+                                   25,800
  1,200        Dell Computer Corporation+                               80,550
    600        Diebold, Inc.                                            30,825
  1,000        Gateway 2000, Inc.+                                      44,563

                       See Notes to Financial Statements.

                                       12




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO                                     [LOGO]
STATEMENT OF INVESTMENTS -- (CONTINUED)                         AUGUST 31, 1996
--------------------------------------------------------------------------------


                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)
                 BUSINESS MACHINES -- (CONTINUED)
    600          Input/Output, Inc.+                                 $   21,225
  7,800          Microsoft Corporation+                                 955,500
  4,900          Novell, Inc.+                                           51,144
  8,500          Oracle Systems Corporation+                            299,625
  2,000          Pitney Bowes, Inc.                                      96,500
  1,400          Seagate Technology, Inc.+                               67,200
  2,300          Sun Microsystems, Inc.+                                125,063
  1,000          Sybase, Inc.+                                           16,109
                                                                      ---------
                                                                      2,668,755
                                                                      ---------
                 BUSINESS SERVICES -- 2.8%
  3,600          Automatic Data Processing, Inc.                        149,850
    600          Cintas Corporation                                      32,550
  4,750          Computer Associates International, Inc.                249,375
    900          Ecolab, Inc.                                            27,338
  2,100          Equifax, Inc.                                           53,550
  1,100          Interpublic Group of Companies, Inc.                    49,775
  1,000          Omnicom Group, Inc.                                     45,375
  1,700          Parametric Technology Corporation+                      76,978
    600          Reynolds & Reynolds Company, Class A                    30,075
    600          SunGard Data Systems, Inc.+                             25,650
    500          Synopsys, Inc.+                                         19,000
                                                                      ---------
                                                                        759,516
                                                                      ---------
                 CHEMICALS -- 1.5%
  1,500          Air Products & Chemicals, Inc.                          82,125
  1,100          Eastman Chemical Company                                61,463
    700          Great Lakes Chemical Corporation                        40,250
    400          Loctite Corporation                                     17,550
  2,000          Morton International, Inc.                              74,250
  2,100          Praxair, Inc.                                           86,362
    700          Sigma-Aldrich Corporation                               36,925
                                                                      ---------
                                                                        398,925
                                                                      ---------

                       See Notes to Financial Statements.

                                       13




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO                                     [LOGO]
STATEMENT OF INVESTMENTS -- (CONTINUED)                         AUGUST 31, 1996
--------------------------------------------------------------------------------


                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)
                 CONSTRUCTION -- 0.7%
  1,225          Clayton Homes, Inc.                                 $   24,653
  1,100          Fluor Corporation                                       70,400
  1,200          Sherwin-Williams Company                                52,500
    500          Vulcan Materials Company                                28,937
                                                                        -------
                                                                        176,490
                                                                        -------
                 CONSUMER DURABLES -- 0.6%
    900          Hillenbrand Industries, Inc.                            29,138
  1,200          Leggett & Platt, Inc.                                   34,200
  2,100          Newell Company, Inc.                                    65,363
  1,100          Viking Office Products, Inc.+                           28,462
                                                                        -------
                                                                        157,163
                                                                        -------
                 CONTAINERS -- 0.2%
    700          Bemis Company                                           20,912
  1,200          Sonoco Products Company                                 35,550
                                                                        -------
                                                                         56,462
                                                                        -------
                 COSMETICS -- 4.9%
  2,000          Colgate-Palmolive Company                              162,500
  5,800          Gillette Company                                       369,750
  8,900          Procter & Gamble Company                               790,987
                                                                      ---------
                                                                      1,323,237
                                                                      ---------
                 DRUGS & MEDICINE -- 15.3%
 10,300          Abbott Laboratories                                    464,788
    900          Allergan, Inc.                                          34,987
  3,600          Amgen, Inc.+                                           209,700
    800          Bard (C.R.), Inc.                                       24,800
  1,800          Becton, Dickinson & Company                             73,575
  1,500          Biomet, Inc.+                                           23,438
  2,400          Boston Scientific Corporation+                         110,100
    900          Cardinal Health, Inc.                                   66,037
  6,000          Columbia/HCA Healthcare Corporation                    338,250
    600          Forest Laboratories, Inc.+                              24,675

                       See Notes to Financial Statements.

                                       14




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO                                     [LOGO]
STATEMENT OF INVESTMENTS -- (CONTINUED)                         AUGUST 31, 1996
--------------------------------------------------------------------------------


                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------

COMMON STOCKS -- (CONTINUED)
               DRUGS & MEDICINE -- (CONTINUED)
    800        Foundation Health Corporation+                        $   24,000
  1,400        Health Management Associates, Inc., Class A+              31,850
    500        HealthCare COMPARE Corporation+                           21,375
  1,600        IVAX Corporation                                          25,800
 17,700        Johnson & Johnson                                        871,725
    800        Manor Care, Inc.                                          27,500
  2,900        Medtronic, Inc.                                          150,800
 16,100        Merck & Company, Inc.                                  1,056,563
  1,600        Mylan Laboratories, Inc.                                  26,200
  1,800        Rhone-Poulenc Rorer, Inc.                                126,675
  5,000        Schering-Plough Corporation                              279,375
  1,100        St. Jude Medical, Inc.+                                   39,462
  1,300        Stryker Corporation+                                      31,769
    900        Vencor, Inc.+                                             28,238
                                                                      ---------
                                                                      4,111,682
                                                                      ---------
               ELECTRONICS -- 9.2%
    900        ADC Telecommunications, Inc.+                             51,075
    600        Altera Corporation+                                       26,400
    850        Andrew Corporation+                                       37,825
  2,400        Applied Materials, Inc.+                                  58,200
  1,300        Atmel Corporation+                                        33,637
  3,100        EMC Corporation+                                          59,675
    800        Glenayre Technologies, Inc.+                              29,400
 13,200        Hewlett-Packard Company                                  577,500
 10,700        Intel Corporation                                        853,994
  1,000        Linear Technology Corporation                             34,000
    800        Maxim Integrated Products, Inc.+                          24,550
  2,800        Micron Technology, Inc.                                   63,700
  7,800        Motorola, Inc.                                           416,325
    600        Perkin-Elmer Corporation                                  31,125
  1,200        Tellabs, Inc.+                                            76,050
  1,096        U.S. Robotics Corporation+                                57,540
    400        Varian Associates, Inc.                                   18,250

                       See Notes to Financial Statements.

                                       15




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO                                     [LOGO]
STATEMENT OF INVESTMENTS -- (CONTINUED)                         AUGUST 31, 1996
--------------------------------------------------------------------------------


                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)
                 ELECTRONICS -- (CONTINUED)
    994          Xilinx, Inc.+                                       $   34,790
                                                                     ----------
                                                                      2,484,036
                                                                     ----------
                 ENERGY -- RAW MATERIALS -- 0.5%
  2,400          Dresser Industries, Inc.                                69,600
  2,100          Enron Oil & Gas Company                                 54,337
                                                                     ----------
                                                                        123,937
                                                                     ----------
                 FINANCE -- 3.9%
    550          Advanta Corporation, Class A                            26,881
  1,400          Countrywide Credit Industries, Inc.                     33,775
  2,000          Dean Witter Discover & Company                         100,000
    800          First USA, Inc.                                         42,400
  1,100          Franklin Resources, Inc.                                65,450
  1,500          Green Tree Acceptance Corporation                       52,125
  1,300          Household International, Inc.                          103,025
  3,000          MBNA Corporation                                        91,125
  2,299          Mercury Finance Company                                 26,726
  2,300          Merrill Lynch & Company, Inc.                          140,875
    800          Price (T. Rowe) Associates, Inc.                        23,200
  2,400          Schwab (Charles) Corporation                            60,000
  6,150          Travelers Group, Inc.                                  266,756
                                                                     ----------
                                                                      1,032,338
                                                                     ----------
                 FOOD & AGRICULTURE -- 11.5%
  3,200          Campbell Soup Company                                  208,400
 32,800          Coca-Cola Company                                    1,640,000
  1,000          Hershey Foods Corporation                               87,125
  1,000          Hormel Foods Corporation                                21,250
  1,300          IBP, Inc.                                               30,387
  2,900          Kellogg Company                                        195,750
 20,400          PepsiCo, Inc.                                          586,500
  1,150          Pioneer Hi-Bred International, Inc.                     63,394
  1,800          Quaker Oats Company                                     59,175

                       See Notes to Financial Statements.

                                       16




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO                                     [LOGO]
STATEMENT OF INVESTMENTS -- (CONTINUED)                         AUGUST 31, 1996
--------------------------------------------------------------------------------


                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)
                 FOOD & AGRICULTURE -- (CONTINUED)
  2,500          Sysco Corporation                                   $   80,313
  1,400          Whitman Corporation                                     31,325
  1,600          Wrigley (WM.) Jr. Company                               86,600
                                                                     ----------
                                                                      3,090,219
                                                                     ----------
                 INSURANCE -- 3.6%
  1,837          AFLAC, Inc.                                             63,147
  6,275          American International Group, Inc.                     596,125
  1,000          General Re Corporation                                 144,875
    800          MGIC Investment Corporation                             50,700
  1,000          Progressive Corporation of Ohio                         54,375
    700          SunAmerica, Inc.                                        47,687
                                                                     ----------
                                                                        956,909
                                                                      ----------
                 LIQUOR -- 1.0%
  3,400          Anheuser-Busch Companies, Inc.                         257,550
                                                                     ----------
                 MEDIA -- 1.0%
    600          Belo (A.H.) Corporation, Series A                       24,075
  1,900          Gannet Company, Inc.                                   127,300
  1,300          Gaylord Entertainment Company, Class A                  31,850
  1,500          Readers Digest Association, Inc., Class A               60,562
    100          Washington Post Company                                 32,325
                                                                     ----------
                                                                        276,112
                                                                     ----------
                 MOTOR VEHICLES -- 0.4%
  1,000          Eaton Corporation                                       55,374
  1,000          Harley-Davidson, Inc.                                   41,000
                                                                     ----------
                                                                         96,374
                                                                     ----------
                 NON-DURABLE & ENTERTAINMENT -- 3.3%
    800          Cracker Barrel Old Country Store, Inc.                  18,700
  1,600          Duracell International, Inc.                            72,200
    500          Fastenal Company                                        23,375
  1,200          Hasbro, Inc.                                            44,100

                       See Notes to Financial Statements.

                                       17




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO                                     [LOGO]
STATEMENT OF INVESTMENTS -- (CONTINUED)                         AUGUST 31, 1996
--------------------------------------------------------------------------------



                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)
                 NON-DURABLE & ENTERTAINMENT -- (CONTINUED)
  1,700          International Game Technology                       $   34,638
  3,725          Mattel, Inc.                                            98,247
  9,200          McDonald's Corporation                                 426,650
    600          Outback Steakhouse, Inc.+                               16,950
  1,400          Service Corporation International                       78,925
  1,000          Starbucks Corporation+                                  32,750
  1,700          Wendy's International, Inc.                             34,425
                                                                     ----------
                                                                        880,960
                                                                     ----------
                 NON-FERROUS METALS -- 0.1%
  1,900          Engelhard Corporation                                   38,712
                                                                     ----------
                 PRODUCER GOODS -- 10.3%
  3,600          AlliedSignal, Inc.                                     222,300
  1,500          Dover Corporation                                       65,813
  2,800          Emerson Electric Company                               234,500
    500          Foster Wheeler Corporation                              21,563
 21,800          General Electric Company                             1,812,125
    700          Grainger (W.W.), Inc.                                   47,250
  1,600          Illinois Tool Works, Inc.                              110,600
  1,500          Ingersoll-Rand Company                                  64,125
    600          Johnson Controls, Inc.                                  42,300
    600          Millipore Corporation                                   22,950
  1,500          Pall Corporation                                        35,250
    700          Solectron Corporation+                                  26,162
  1,218          Thermo Instrument Systems, Inc.+                        47,197
                                                                     ----------
                                                                      2,752,135
                                                                     ----------
                 RETAIL -- 9.4%
  3,100          Albertsons, Inc.                                       131,363
  2,000          American Stores Company                                 82,250
  2,000          AutoZone, Inc.+                                         54,500
    900          Bed Bath & Beyond, Inc.+                                20,363
  1,300          Circuit City Stores, Inc.                               40,950
    600          Consolidated Stores Corporation+                        22,800

                       See Notes to Financial Statements.

                                       18




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO                                     [LOGO]
STATEMENT OF INVESTMENTS -- (CONTINUED)                         AUGUST 31, 1996
--------------------------------------------------------------------------------


                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)
                 RETAIL -- (CONTINUED)
  2,550          CUC International, Inc.+                            $   87,656
    931          Dollar General Corporation                              30,025
  3,900          Gap, Inc.                                              136,500
  6,166          Home Depot, Inc.                                       327,569
  1,000          Kohl's Corporation+                                     38,000
  3,700          Limited, Inc.                                           68,450
  3,100          May Department Stores Company                          141,050
  1,100          Nordstrom, Inc.                                         42,900
  2,100          Office Depot, Inc.+                                     33,338
  3,000          Penney (J.C.) Company, Inc.                            158,625
    800          Pep Boys-Manny, Moe, & Jack                             26,800
  3,700          Toys 'R' Us, Inc.+                                     109,150
 30,000          Wal-Mart Stores, Inc.                                  795,000
  3,300          Walgreen Company                                       108,900
  2,100          Winn-Dixie Stores, Inc.                                 72,187
                                                                      ---------
                                                                      2,528,376
                                                                      ---------
                 SHIPPING -- 0.2%
    850          Illinois Central Corporation                            25,713
    700          Wisconsin Central Transportation Corporation+           24,675
                                                                      ---------
                                                                         50,388
                                                                      ---------
                 STEEL -- 0.3%
  1,200          Nucor Corporation                                       56,100
  1,200          Worthington Industries, Inc.                            24,300
                                                                      ---------
                                                                         80,400
                                                                      ---------
                 TELEPHONE -- 4.1%
 21,100          AT&T Corporation                                     1,107,750
                                                                      ---------
                 TIRE & RUBBER -- 0.6%
  1,100          Cooper Tire & Rubber Company                            21,450
    800          Danaher Corporation                                     33,200
  2,100          Goodyear Tire & Rubber Company                          95,813
                                                                      ---------
                                                                        150,463
                                                                      ---------

                       See Notes to Financial Statements.

                                       19




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO                                     [LOGO]
STATEMENT OF INVESTMENTS -- (CONTINUED)                         AUGUST 31, 1996
--------------------------------------------------------------------------------


                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)
                 TRAVEL & RECREATION -- 0.9%
    900          Callaway Golf Company                               $    29,700
  3,800          Carnival Corporation                                    107,350
  1,400          Circus Circus Enterprises, Inc.+                         47,600
  2,400          Mirage Resorts, Inc.+                                    55,800
                                                                     -----------
                                                                         240,450
                                                                     -----------
                 UTILITIES -- 0.1%
  1,000          AES Corporation+                                         35,500
                                                                     -----------
                 TOTAL COMMON STOCKS (Cost $21,316,749)               26,897,050
                                                                     ===========

 TOTAL INVESTMENTS (COST $21,316,749*)  100.4%                        26,897,050
 OTHER ASSETS AND LIABILITIES (NET)      (0.4)                           (99,719)
                                        ------                      ------------
 NET ASSETS                             100.0%                      $ 26,797,331
                                                                     ===========


---------
* Aggregate cost for Federal tax purposes was $21,375,176.
+ Non-income producing security.


                       See Notes to Financial Statements.

                                       20




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO                                      [LOGO]
STATEMENT OF INVESTMENTS                                        AUGUST 31, 1996
--------------------------------------------------------------------------------

                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------

COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 1.5%
  1,800        B.F. Goodrich Company                                 $   67,500
  2,100        General Dynamics Corporation                             134,662
  1,900        Northrop Corporation                                     136,325
  2,300        Textron Inc.                                             196,363
                                                                     ----------
                                                                        534,850
                                                                     ----------
               APPAREL -- 0.3%
  2,100        V.F. Corporation                                         123,375
                                                                     ----------
               BANKS -- 24.2%
 14,890        Banc One Corporation                                     571,404
  1,350        Bancorp Hawaii Inc.                                       51,131
 12,300        BankAmerica Corporation                                  953,250
  3,807        Bank of Boston Corporation                               200,819
 12,800        Bank of New York Inc.                                    356,800
  3,200        Barnett Banks Inc.                                       210,000
  5,300        Boatmen's Bancshares Inc.                                282,225
 14,392        Chase Manhattan Corporation                            1,070,405
  3,900        Comerica Inc.                                            190,125
  1,400        Crestar Financial Corporation                             81,375
 10,587        First Chicago NBD                                        451,271
  2,100        First of America Bank Corporation                         99,225
  1,350        First Security Corporation                                36,787
  2,200        First Tennessee National Corporation                      75,075
  9,575        First Union Corporation                                  611,603
  2,500        Firstar Corporation                                      118,125
  7,728        KeyCorp                                                  310,086
  4,600        Mellon Bank Corporation                                  254,725
  2,100        Mercantile Bancorp                                       102,637
  6,300        Morgan (J.P.) & Company                                  552,037
  7,300        National City Corporation                                274,663
  9,900        NationsBank Corporation                                  842,738
  1,452        Old Kent Financial Corporation                            58,625
  2,100        Regions Financial Corporation                             96,075
  1,900        Republic New York Corporation                            125,637


                       See Notes to Financial Statements.

                                       21




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO                                      [LOGO]
STATEMENT OF INVESTMENTS -- (CONTINUED)                         AUGUST 31, 1996
--------------------------------------------------------------------------------


                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)
                 BANKS -- (CONTINUED)
  1,900          Signet Banking Corporation                          $   45,837
  3,100          SouthTrust Corporation                                  91,450
  1,000          Star Banc Corporation                                   78,750
  3,100          Summit Bancorp                                         120,125
  5,700          Wachovia Corporation                                   260,775
                                                                     ----------
                                                                      8,573,780
                                                                     ----------
                 BUSINESS MACHINES -- 5.8%
 17,900          International Business Machines Corporation          2,047,312
                                                                     ----------
                 BUSINESS SERVICES -- 0.7%
  7,000          Browning-Ferris Industries Inc.                        178,500
  1,600          National Service Industries Inc.                        60,800
                                                                     ----------
                                                                        239,300
                                                                     ----------
                 CHEMICALS -- 2.8%
  3,300          ARCO Chemical Company                                  158,812
  8,200          Dow Chemical Company                                   653,950
  2,000          Lubrizol Corporation                                    56,750
    800          Olin Corporation                                        63,400
  1,900          Witco Corporation                                       57,475
                                                                     ----------
                                                                        990,387
                                                                     ----------
                 CONSTRUCTION -- 0.2%
  1,200          Vulcan Materials Company                                69,450
                                                                     ----------
                 DOMESTIC OIL -- 0.7%
  2,400          Sun Company, Inc.                                       56,700
  9,513          USX-Marathon Group                                     198,584
                                                                     ----------
                                                                        255,284
                                                                     ----------
                 ELECTRONICS -- 0.2%
  1,300          Harris Corporation                                      79,950
                                                                     ----------


                       See Notes to Financial Statements.

                                       22




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO                                      [LOGO]
STATEMENT OF INVESTMENTS -- (CONTINUED)                         AUGUST 31, 1996
--------------------------------------------------------------------------------


                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)
                 ENERGY -- 2.6%
  3,000          CMS Energy Corporation                              $   89,625
  5,900          Dominion Resources Inc.                                220,512
  3,500          DPL Inc.                                                82,687
  2,600          DQE                                                     72,150
  4,800          DTE Energy Company                                     136,800
  5,000          PanEnergy Corporation                                  165,625
  7,300          PECO Energy Company                                    171,550
                                                                     ----------
                                                                        938,949
                                                                     ----------
                 ENERGY -- RAW MATERIALS -- 0.7%
 10,500          Occidental Petroleum Corporation                       244,125
                                                                     ----------
                 FINANCE -- 1.2%
  3,800          Ahmanson (H.F.) & Company                               95,950
  4,056          Bear Stearns Company Inc.                               94,809
  2,000          Edwards (A.G.), Inc.                                    56,000
  4,500          Great Western Financial Corporation                    111,375
  3,200          Paine Webber Group                                      66,000
                                                                     ----------
                                                                        424,134
                                                                     ----------
                 FOOD & AGRICULTURE -- 0.2%
  2,200          Supervalu Inc.                                          61,875
                                                                     ----------
                 INSURANCE -- 4.2%
  6,800          American General Corporation                           248,200
  5,900          Chubb Corporation                                      261,812
  2,400          Jefferson-Pilot Corporation                            123,300
  3,400          Lincoln National Corporation                           150,450
  3,200          Providian Corporation                                  132,400
    600          ReliaStar Financial Corporation                         26,475
  4,100          SAFECO Corporation                                     135,813
  2,800          St. Paul Companies Inc.                                144,900
  2,400          Torchmark Corporation                                  102,000
  2,300          Transamerica Corporation                               156,688
                                                                     ----------
                                                                      1,482,038
                                                                     ----------


                       See Notes to Financial Statements.

                                       23




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO                                      [LOGO]
STATEMENT OF INVESTMENTS -- (CONTINUED)                         AUGUST 31, 1996
--------------------------------------------------------------------------------


                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)
                 INTERNATIONAL OIL -- 5.4%
 16,400          Amoco Corporation                                   $ 1,131,600
  8,700          Texaco Inc.                                             772,125
                                                                     -----------
                                                                       1,903,725
                                                                     -----------
                 MEDIA -- 0.6%
  3,300          Dow Jones & Company Inc.                                129,113
  3,200          New York Times Company, Class A                         100,000
                                                                     -----------
                                                                         229,113
                                                                     -----------
                 MOTOR VEHICLES -- 9.9%
 24,700          Chrysler Corporation                                    719,388
    600          Cummins Engine Inc.                                      22,575
  2,600          Eaton Corporation                                       143,975
  2,100          Echlin Inc.                                              64,050
 38,800          Ford Motor Company                                    1,299,800
 25,000          General Motors Corporation                            1,243,750
                                                                     -----------
                                                                       3,493,538
                                                                     -----------
                 NON-DURABLE & ENTERTAINMENT -- 0.2%
  2,400          American Greetings Corporation, Class A                  61,800
                                                                     -----------
                 NON-FERROUS METALS -- 0.7%
  2,200          Phelps Dodge Corporation                                133,100
  2,100          Reynolds Metals Company                                 112,350
                                                                     -----------
                                                                         245,450
                                                                     -----------
                 PAPER & FOREST PRODUCTS -- 4.3%
  1,500          Consolidated Papers                                      77,250
  3,000          Georgia-Pacific Corporation                             223,125
 10,000          International Paper Company                             400,000
  1,800          Mead Corporation                                        103,050
  1,900          Temple-Inland Inc.                                       93,813
  2,300          Union Camp Corporation                                  111,550
  3,300          Westvaco Corporation                                     94,462
  6,700          Weyerhaeuser Company                                    298,988


                       See Notes to Financial Statements.

                                       24




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO                                      [LOGO]
STATEMENT OF INVESTMENTS -- (CONTINUED)                         AUGUST 31, 1996
--------------------------------------------------------------------------------


                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)
                 PAPER & FOREST PRODUCTS -- (CONTINUED)
  1,900          Willamette Industries Inc.                          $  117,325
                                                                     ----------
                                                                      1,519,563
                                                                     ----------
                 PRODUCER GOODS -- 0.9%
  3,600          Cooper Industries Inc.                                 145,800
  1,400          Johnson Controls, Inc.                                  98,700
  1,400          Snap-On Inc.                                            63,875
                                                                     ----------
                                                                        308,375
                                                                     ----------
                 RETAIL -- 2.6%
  7,200          Dayton Hudson Corporation                              248,400
  8,900          Limited Inc                                            164,650
  7,600          Penney (J.C.) Company Inc.                             401,850
  2,800          Rite Aid Corporation                                    89,250
                                                                     ----------
                                                                        904,150
                                                                     ----------
                 SHIPPING -- 1.5%
  2,600          Conrail Inc.                                           177,125
  4,200          Norfolk Southern Corporation                           350,175
                                                                     ----------
                                                                        527,300
                                                                     ----------
                 TELEPHONE -- 11.4%
 32,800          BellSouth Corporation                                1,189,000
 32,400          GTE Corporation                                      1,275,750
 14,700          NYNEX Corporation                                      633,937
 14,200          Pacific Telesis Group                                  459,725
 15,600          US West Communications Group                           460,200
                                                                     ----------
                                                                      4,018,612
                                                                     ----------
                 TIRE & RUBBER -- 0.7%
  5,200          Goodyear Tire & Rubber Company                         237,250
                                                                     ----------
                 TOBACCO -- 0.7%
  6,100          American Brands                                        247,813
                                                                     ----------


                       See Notes to Financial Statements.

                                       25




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO                                      [LOGO]
STATEMENT OF INVESTMENTS -- (CONTINUED)                         AUGUST 31, 1996
--------------------------------------------------------------------------------


                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)
                 TRAVEL & RECREATION -- 0.2%
  3,200          Brunswick Corporation                               $   67,600
                                                                     ----------
                 TRUCKING & FREIGHT -- 0.2%
  2,600          Ryder System Inc.                                       73,775
                                                                     ----------
                 UTILITIES -- 15.4%
  4,000          Allegheny Power System Inc.                            118,500
  6,300          American Electric Power Inc.                           261,450
  4,900          Baltimore Gas & Electric Company                       127,400
  5,100          Carolina Power & Light Company                         177,862
  6,900          Central & South West Corporation                       181,987
  7,800          Consolidated Edison Company New York Inc.              203,775
  6,900          Duke Power Company                                     322,575
 14,700          Edison International                                   255,412
  3,800          Enova Corporation                                       86,925
  7,500          Entergy Corporation                                    190,313
  3,100          Florida Progress Corporation                           107,338
  6,100          FPL Group Inc.                                         269,925
  4,000          General Public Utilities Corporation                   126,000
  8,700          Houston Industries                                     189,225
  2,500          Illinova Corporation                                    65,312
  1,850          IPALCO Enterprises Inc.                                 49,950
  3,900          Long Island Lighting Company                            67,275
  2,200          New England Electric System                            71,775
  2,400          New York State Electric & Gas                          51,600
  2,100          NIPSCO Industries Inc.                                 77,700
  4,200          Northeast Utilities                                    53,550
  2,300          Northern States Power                                 104,938
  5,000          Ohio Edison Company                                   105,000
  1,400          Oklahoma Gas & Electric                                56,700
  2,800          Pacific Enterprises                                    83,650
 13,700          Pacific Gas & Electric Company                        309,963
  9,700          PacifiCorp                                            195,212
  2,900          Pinnacle West Capital Corporation                      83,375


                       See Notes to Financial Statements.

                                       26




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO                                      [LOGO]
STATEMENT OF INVESTMENTS -- (CONTINUED)                         AUGUST 31, 1996
--------------------------------------------------------------------------------


                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)
                 UTILITIES -- (CONTINUED)
  5,300          PP&L Resources Inc.                                 $   119,250
  2,100          Public Service Company of Colorado                       74,812
  8,000          Public Service Enterprise                               217,000
  2,100          Puget Sound Power & Light                                48,038
  3,400          SCANA Corporation                                        92,650
 22,100          Southern Company                                        500,013
  7,300          Unicom Corporation                                      167,900
  3,300          Union Electric Company                                  123,338
  2,100          Western Resources Inc.                                   61,688
  3,600          Wisconsin Energy Corporation                             99,000
                                                                     -----------
                                                                       5,498,376
                                                                     -----------
                 TOTAL COMMON STOCKS (Cost $32,611,321)               35,401,249
                                                                     -----------

TOTAL INVESTMENTS (COST $32,611,321* )          100.0%                35,401,249
OTHER ASSETS AND LIABILITIES (NET)               (0.0)                   (16,559)
                                                -----               ------------
NET ASSETS                                      100.0%              $ 35,384,690
                                                =====               ============

--------
* Aggregate cost for Federal tax purposes was $32,662,253.



                       See Notes to Financial Statements.

                                       27




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO                                     [LOGO]
STATEMENT OF INVESTMENTS                                        AUGUST 31, 1996
--------------------------------------------------------------------------------



                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- 99.3%
                 AIR TRANSPORTATION -- 2.7%
 14,600          America West Airlines, Inc., Class B+               $  195,275
 14,400          Comair Holdings, Inc.                                  345,600
  3,700          Offshore Logistics, Inc.+                               46,250
                                                                     -----------
                                                                        587,125
                                                                     -----------
                 APPAREL -- 5.5%
  1,000          Fabri-Centers of America, Class A+                      13,500
  7,200          Jones Apparel Group, Inc.+                             398,700
  6,300          Nautica Enterprises, Inc.+                             166,950
 13,800          St. John Knits, Inc.                                   550,275
  2,700          Wolverine World Wide, Inc.                              65,137
                                                                     -----------
                                                                      1,194,562
                                                                     -----------
                 BUSINESS MACHINES -- 9.3%
  2,300          Auspex Systems, Inc.+                                   36,225
    700          BancTec, Inc.+                                          13,650
  4,700          Broderbund Software Corporation+                       141,588
  1,800          Computer Products, Inc.+                                35,100
  2,540          Comverse Technology, Inc.+                              89,535
 12,975          Concord EFS, Inc.+                                     327,619
  1,100          Devon Group, Inc. (New)+                                30,800
  1,800          Digi International, Inc.+                               25,650
  1,400          Fair Issac & Company, Inc.                              56,700
  1,900          Fiserv, Inc.+                                           64,362
     38          Input/Output, Inc.+                                      1,344
  1,700          InterVoice, Inc.+                                       23,163
  2,550          Keane, Inc.+                                           114,750
  1,500          MICROS Systems, Inc.+                                   37,500
  4,700          Novellus Systems, Inc.+                                177,425
  7,600          Picturetel Corporation+                                249,850
    500          System Software Associates, Inc.                         5,250
  4,700          Tech Data Corporation+                                 124,550
  9,300          VeriFone, Inc.+                                        444,075
                                                                     -----------
                                                                      1,999,136
                                                                     -----------


                       See Notes to Financial Statements.

                                       28




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO                                     [LOGO]
STATEMENT OF INVESTMENTS -- (CONTINUED)                         AUGUST 31, 1996
--------------------------------------------------------------------------------



                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)
                 BUSINESS SERVICES -- 9.9%
  8,900          American Management Systems, Inc.+                  $  225,838
  4,000          Career Horizons, Inc.+                                 139,500
  1,100          CDI Corporation+                                        28,462
  2,200          DeVRY, Inc.+                                           101,200
  1,800          Hyperion Software Corporation+                          23,850
      2          Information Resources, Inc.+                                25
 10,100          Integrated Health Services, Inc.                       232,300
    500          Jacobs Engineering Group, Inc.+                         11,687
  7,200          National Data Corporation                              302,400
  5,050          Paxar Corporation+                                     104,788
  7,400          STERIS Corporation+                                    227,550
  6,100          SunGard Data Systems, Inc.+                            260,775
  4,100          Synopsys, Inc.+                                        155,800
    450          TCSI Corporation+                                       10,800
  4,600          ThermoTrex Corporation+                                173,075
  4,700          United Waste Systems, Inc.+                            138,650
                                                                     -----------
                                                                      2,136,700
                                                                     -----------
                 CHEMICALS -- 2.4%
 15,800          Airgas, Inc.+                                          355,500
  5,750          Bio-Rad Laboratories, Inc.+                            161,000
                                                                     -----------
                                                                        516,500
                                                                     -----------
                 CONSTRUCTION -- 4.9%
  7,700          Lennar Corporation                                     172,287
  3,100          Medusa Corporation                                      92,225
 18,100          Oakwood Homes Corporation                              425,350
 10,100          Southdown, Inc.                                        234,825
  7,700          Toll Brothers, Inc.+                                   133,788
                                                                     -----------
                                                                      1,058,475
                                                                     -----------
                 CONSUMER DURABLES -- 0.8%
  5,300          Champion Enterprises, Inc.+                            100,700
  4,700          Shorewood Packaging Corporation+                        79,900
                                                                     -----------
                                                                        180,600
                                                                     -----------


                       See Notes to Financial Statements.

                                       29




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO                                     [LOGO]
STATEMENT OF INVESTMENTS -- (CONTINUED)                         AUGUST 31, 1996
--------------------------------------------------------------------------------



                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)
                 DRUGS & MEDICINE -- 9.6%
  2,000          Datascope Corporation+                              $   35,500
  1,400          Greenfield Industries, Inc.                             40,600
  7,750          Health Care & Retirement Corporation+                  191,812
  4,800          HealthCare COMPARE Corporation+                        205,200
 12,600          Healthsource, Inc.+                                    189,000
  3,200          Jones Medical Industries, Inc.                         128,000
 10,500          Mid Atlantic Medical Services, Inc.+                   141,750
  4,758          Nature's Sunshine Products, Inc.                       107,055
  2,800          Research Medical, Inc.+                                 50,750
  2,400          Respironics, Inc.+                                      56,400
  6,700          Rotech Medical Corporation+                            108,875
  7,200          Sierra Health Services, Inc.+                          227,700
  7,600          Sunrise Medical, Inc.+                                 124,450
  1,300          Tecnol Medical Products, Inc.+                          21,450
  2,600          Thermedics, Inc.+                                       70,850
  1,700          Universal Health Services, Inc., Class B+               43,350
 11,200          Watson Pharmaceuticals, Inc.+                          324,800
                                                                     -----------
                                                                      2,067,542
                                                                     -----------
                 ELECTRONICS -- 17.1%
  3,900          Acxiom Corporation+                                    148,200
  4,100          Altron, Inc.+                                           73,288
  6,500          Aspect Telecommunications Corporation+                 338,000
  3,000          Belden, Inc.                                            81,375
  6,400          Checkpoint Systems, Inc.+                              184,800
  1,700          Coherent, Inc.+                                         66,725
  7,900          Dallas Semiconductor Corporation                       150,100
  2,000          Electronics For Imaging, Inc.+                         126,500
  4,200          Gentex Corporation+                                    100,800
 11,800          International Rectifier Corporation+                   225,675
  4,600          Kent Electronics Corporation+                          101,775
  2,600          Kulicke & Soffa Industries, Inc.+                       25,675
  3,500          Marshall Industries+                                   104,125
  9,600          SCI Systems, Inc.+                                     428,400


                       See Notes to Financial Statements.

                                       30




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO                                     [LOGO]
STATEMENT OF INVESTMENTS -- (CONTINUED)                         AUGUST 31, 1996
--------------------------------------------------------------------------------



                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)

                 ELECTRONICS -- (Continued)
  7,700          Silicon Valley Group, Inc.+                         $  139,562
  7,500          Symbol Technologies, Inc.+                             333,750
  3,000          Target Therapeutics, Inc.+                              97,500
  3,400          Tech-Sym Corporation+                                   94,350
  8,800          Vicor Corporation+                                     216,700
  6,500          Watkins-Johnson Company                                130,000
  6,500          Western Digital Corporation+                           228,312
  5,100          Wyle Electronics                                       164,475
  5,073          Zilog, Inc.+                                           131,264
                                                                     -----------
                                                                      3,691,351
                                                                     -----------
                 ENERGY -- 2.0%
 14,400          California Energy, Inc.+                               435,600
                                                                     -----------
                 ENERGY -- RAW MATERIALS -- 1.7%
 21,900          Nabors Industries, Inc.+                               325,762
  1,000          Newpark Resources, Inc.+                                36,125
                                                                     -----------
                                                                        361,887
                                                                     -----------
                 FINANCE -- 4.9%
  2,000          Aames Financial Corporation                             97,750
  2,400          BET Holdings, Inc., Class A+                            61,500
    200          Henry (Jack) & Associates                                5,900
  1,200          Insignia Financial Group, Inc., Class A+                30,900
  5,400          Money Store (The), Inc.                                129,600
  4,900          Olympic Financial Limited+                             120,050
  1,000          Pioneer Group, Inc.                                     26,125
 18,000          Robert Half International, Inc.+                       594,000
                                                                     -----------
                                                                      1,065,825
                                                                     -----------
                 FOOD & AGRICULTURE -- 1.7%
  2,800          Richfood Holdings, Inc.                                106,400
  7,500          Scotts Company (The), Class A+                         140,625
  4,500          Smithfield Foods, Inc.+                                124,875
                                                                     -----------
                                                                        371,900
                                                                     -----------


                       See Notes to Financial Statements.

                                       31




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO                                     [LOGO]
STATEMENT OF INVESTMENTS -- (CONTINUED)                         AUGUST 31, 1996
--------------------------------------------------------------------------------



                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)
                 INSURANCE -- 6.5%
  2,700          ABR Information Services, Inc.+                     $  152,550
 10,150          American Travellers Corporation+                       315,919
  8,150          Genesis Health Ventures, Inc.+                         207,825
  1,100          Markel Corporation+                                     96,800
  7,500          UICI+                                                  173,437
 12,200          United Companies Financial Corporation                 463,600
                                                                     -----------
                                                                      1,410,131
                                                                     -----------
                 MEDIA -- 0.7%
  1,704          Chris-Craft Industries, Inc.+                           69,012
  2,400          Regal Cinemas, Inc.+                                    89,400
                                                                     -----------
                                                                        158,412
                                                                     -----------
                 MOTOR VEHICLES -- 0.4%
4,800            Titan Wheel International, Inc.                         73,200
                                                                     -----------
                 NON-DURABLE & ENTERTAINMENT -- 6.0%
  9,200          Acclaim Entertainment, Inc.+                            74,750
    100          Applebee's International, Inc.                           2,900
  6,300          Bally Entertainment Corporation+                       171,675
  6,600          Buffets, Inc.+                                          90,750
 11,600          Catalina Marketing Corporation+                        551,000
 11,900          Lone Star Steakhouse & Saloon+                         394,188
                                                                     -----------
                                                                      1,285,263
                                                                     -----------
                 NON-FERROUS METALS -- 0.3%
    500          IMCO Recycling, Inc.                                     7,938
  1,600          Mueller Industries, Inc.+                               56,600
                                                                     -----------
                                                                         64,538
                                                                     -----------
                 OPTICAL & PHOTO -- 0.3%
  2,600          Photronics, Inc.+                                       72,150
                                                                     -----------
                 PAPER & FOREST PRODUCTS -- 0.7%
  2,900          Fibreboard Corporation+                                 86,638
  2,700          Lydall, Inc.+                                           66,825
                                                                     -----------
                                                                        153,463
                                                                     -----------


                       See Notes to Financial Statements.

                                       32




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO                                     [LOGO]
STATEMENT OF INVESTMENTS -- (CONTINUED)                         AUGUST 31, 1996
--------------------------------------------------------------------------------



                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)
                 PRODUCER GOODS -- 2.4%
  4,200          Cognex Corporation+                                 $   58,800
  1,000          Ionics, Inc.+                                           43,125
  7,800          JLG Industries, Inc.                                   148,200
  3,500          Lattice Semiconductor Corporation+                      99,313
    950          Material Sciences Corporation+                          15,200
  2,200          Thermo TerraTech, Inc.+                                 25,850
  4,900          U.S. Filter Corporation+                               128,012
                                                                     -----------
                                                                        518,500
                                                                     -----------
                 RETAIL -- 2.5%
  6,700          Claire's Stores, Inc.                                  221,100
  3,300          Proffit's, Inc.+                                       135,300
  4,800          Ross Stores, Inc.                                      184,800
    200          West Marine, Inc.+                                       7,750
                                                                     -----------
                                                                        548,950
                                                                     -----------
                 SHIPPING -- 0.5%
  3,000          Wisconsin Central Transportation Corporation+          105,750
                                                                     -----------
                 STEEL -- 0.1%
    900          RailTex, Inc.+                                          19,800
                                                                     -----------
                 TELEPHONE -- 1.5%
 11,100          Octel Communications Corporation+                      323,288
    900          U.S. Long Distance Corporation+                          6,975
                                                                     -----------
                                                                        330,263
                                                                     -----------
                 TRAVEL & RECREATION -- 2.1%
 12,850          Grand Casinos, Inc.+                                   232,906
  7,050          National Auto Credit, Inc.+                             81,075
  3,900          Primadonna Resorts, Inc.+                               78,975
  3,300          Rio Hotel & Casino, Inc.+                               57,338
                                                                     -----------
                                                                        450,294
                                                                     -----------


                       See Notes to Financial Statements.

                                       33




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO                                     [LOGO]
STATEMENT OF INVESTMENTS -- (CONTINUED)                         AUGUST 31, 1996
--------------------------------------------------------------------------------



                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)
                 TRUCKING & FREIGHT -- 1.8%
  2,500          Expeditors International of Washington, Inc.        $    81,875
  3,000          Fritz Companies, Inc.+                                   44,625
  2,449          Heartland Express, Inc.+                                 69,797
  6,300          M.S. Carriers, Inc.+                                    137,025
  3,000          Swift Transportation Company, Inc.+                      66,187
                                                                     -----------
                                                                         399,509
                                                                     -----------
                 UTILITIES -- 1.0%
  2,600          Global Industrial Technologies, Inc.+                    50,050
  5,400          Primark Corporation+                                    161,325
                                                                     -----------
                                                                         211,375
                                                                     -----------
                 TOTAL COMMON STOCKS (Cost $19,714,593)               21,468,801
                                                                     ===========
CONVERTIBLE PREFERRED STOCK -- 0.2% (Cost $33,818)
  1,440          FHP International, Series A                              43,380
                                                                     ===========

TOTAL INVESTMENTS (COST $19,748,411*)        99.5%                    21,512,181
OTHER ASSETS AND LIABILITIES (NET)            0.5                        114,538
                                            -----                   ------------
NET ASSETS                                  100.0%                  $ 21,626,719
                                            =====                   ============


* Aggregate cost for Federal tax purposes was $19,880,010.
+ Non-income producing security.


                       See Notes to Financial Statements.

                                       34




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO                                      [LOGO]
STATEMENT OF INVESTMENTS                                        AUGUST 31, 1996
--------------------------------------------------------------------------------



                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- 98.8%
                 APPAREL -- 1.5%
  5,700          Brown Group Inc.                                    $  108,300
  4,600          Guilford Mills Inc.                                    104,075
  6,500          Springs Industries Inc., Class A                       293,312
                                                                     -----------
                                                                        505,687
                                                                     -----------
                 BANKS -- 24.7%
  5,475          Associated Banc Corp                                   217,631
  6,750          BancorpSouth Inc.                                      148,500
  4,900          CCB Financial Corporation                              260,925
 19,350          Central Fidelity Banks Inc.                            454,725
  7,700          Centura Banks Inc.                                     294,525
  4,900          Citizens Bancorp Maryland                              147,000
  4,600          Citizens Banking Corporation Michigan                  133,687
  5,709          CNB Bancshares Inc.                                    159,138
  3,588          Commerce Bancorp Inc.                                   87,906
 12,300          Compass Bancshares Inc.                                413,588
  7,200          Cullen Frost Bankers Inc.                              205,200
  9,800          Dauphin Deposit Corporation                            276,850
  6,200          Deposit Guaranty Corporation                           285,975
  6,102          F & M National Corporation                             110,599
  3,400          FirstBank of Illinois Corporation                      102,850
 12,200          First Commerce Corporation                             436,150
  7,100          First Commonwealth Financial                           132,238
 10,100          First Hawaiian Inc.                                    297,950
  8,141          First Michigan Bank Corporation                        200,472
  3,700          Fort Wayne National Corporation                        117,475
  9,995          Fulton Financial Corporation                           189,905
  4,200          HUBCO Inc.                                              87,150
  4,900          Jefferson Bankshares                                   113,312
 12,200          Keystone Financial Inc.                                298,900
  3,100          Liberty Bancorp Inc.                                   111,987
  9,000          Magna Group, Inc.                                      223,875
  5,200          Mark Twain Bancshares                                  201,500
 15,300          Mercantile Bankshares                                  407,363


                       See Notes to Financial Statements.

                                       35




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO                                      [LOGO]
STATEMENT OF INVESTMENTS -- (CONTINUED)                         AUGUST 31, 1996
--------------------------------------------------------------------------------



                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)
                 BANKS  -- (CONTINUED)
  6,089          Mid-Am Inc.                                         $  114,930
  3,800          New York Bancorp Inc.                                  115,900
  8,000          North Fork Bancorp                                     248,000
  4,400          ONBANCorp, Inc.                                        141,900
  6,160          One Valley Bancorp Inc.                                223,300
  8,100          Peoples Heritage Financial Group                       178,200
  8,500          Provident Bancorp Inc.                                 342,125
  2,700          Provident Bankshares                                    91,800
  2,733          Queens County Bancorp                                  102,500
  4,200          RCSB Financial Inc.                                    112,875
  3,700          S & T Bancorp Inc.                                     114,700
  4,200          Susquehanna Bancshares, Inc.                           124,950
  3,000          T.R. Financial Corporation                              85,125
  3,900          United Bancshares Inc.                                 113,587
  7,750          United Carolina Bancshares Inc.                        178,250
  5,500          Whitney Holding Corporation                            169,125
                                                                     -----------
                                                                      8,574,643
                                                                     -----------
                 BUSINESS SERVICES -- 3.4%
  6,000          ABM Industries Inc.                                    102,750
  5,250          American Business Products                             106,969
  4,800          New England Business Service                            74,400
 11,100          PHH Corporation                                        320,513
 18,600          Safety-Kleen Corporation                               320,850
  9,200          Standard Register Company                              251,850
                                                                     -----------
                                                                      1,177,332
                                                                     -----------
                 CHEMICALS -- 1.7%
  7,700          Dexter Corporation                                     224,262
  8,600          Ferro Corporation                                      224,675
  2,500          NCH Corporation                                        139,063
                                                                     -----------
                                                                        588,000
                                                                     -----------
                 CONSTRUCTION -- 0.9%
  5,900          Interface Inc.                                          90,713
 12,400          Kaufman & Broad Home Corporation                       151,900
  3,700          Lawson Products Inc.                                    79,550
                                                                     -----------
                                                                        322,163
                                                                     -----------


                       See Notes to Financial Statements.

                                       36




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO                                      [LOGO]
STATEMENT OF INVESTMENTS -- (CONTINUED)                         AUGUST 31, 1996
--------------------------------------------------------------------------------



                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)
                 CONSUMER DURABLES -- 2.3%
  4,300          Bassett Furniture Inc.                              $  102,663
  6,800          Kimball International Inc., Class B                    226,100
  6,000          La-Z Boy Chair Company                                 177,000
  2,400          National Presto Industries                              87,600
  6,400          Outboard Marine Corporation                            107,200
  3,400          Skyline Corporation                                     86,275
                                                                     -----------
                                                                        786,838
                                                                     -----------
                 COSMETICS -- 0.3%
  3,200          Chemed Corporation                                     118,800
                                                                     -----------
                 DOMESTIC OIL -- 0.7%
  9,400          Diamond Shamrock, Inc.                                 257,325
                                                                     -----------
                 DRUGS & MEDICINE -- 1.2%
  6,474          Block Drug Inc., Class A                               288,093
  5,300          West Company, Inc.                                     132,500
                                                                     -----------
                                                                        420,593
                                                                     -----------
                 ELECTRONICS -- 0.7%
  5,500          ADAC Laboratories                                      126,500
  7,400          Gerber Scientific Inc.                                 102,675
                                                                     -----------
                                                                        229,175
                                                                     -----------
                 ENERGY -- 3.3%
 16,820          Atlantic Energy Inc.                                   298,555
  5,100          Atmos Energy Corporation                               116,663
  6,900          Commonwealth Energy System                             161,287
  7,200          Indiana Energy Inc.                                    182,700
 11,300          People's Energy Corporation                            384,200
                                                                     -----------
                                                                      1,143,405
                                                                     -----------
                 ENERGY -- RAW MATERIALS -- 1.2%
  6,100          AMCOL International Corporation                         88,450
  4,300          Ashland Coal Inc.                                      101,588
  6,500          Eastern Enterprises                                    238,063
                                                                     -----------
                                                                        428,101
                                                                     -----------


                       See Notes to Financial Statements.

                                       37




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO                                      [LOGO]
STATEMENT OF INVESTMENTS -- (CONTINUED)                         AUGUST 31, 1996
--------------------------------------------------------------------------------



                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)
                 FINANCE -- 2.7%
  9,600          First Financial Corporation Wisconsin               $  228,000
  3,900          Inter-Regional Financial Group                         103,838
  3,400          JSB Financial Inc.                                     112,625
  6,600          Morgan Keegan Inc.                                      82,500
 14,000          Phoenix Duff & Phelps                                   89,250
 13,500          Roosevelt Financial Group                              237,937
  5,400          Standard Financial Inc.                                 87,750
                                                                     -----------
                                                                        941,900
                                                                     -----------
                 FOOD & AGRICULTURE -- 3.0%
 13,700          Bob Evans Farms Inc.                                   200,363
 12,900          Dean Foods Company                                     333,787
  5,700          International Multifoods                                94,763
  9,300          Smucker, J.M. Company, Class A                         153,450
  8,400          Universal Foods Corporation                            240,450
                                                                     -----------
                                                                      1,022,813
                                                                     -----------
                 INSURANCE -- 9.0%
 13,100          Alfa Corporation                                       150,650
  4,500          ALLIED Group Inc.                                      174,375
  3,700          First American Financial Corporation                   117,937
  3,200          Foremost Corporation of America                        174,800
  8,172          Fremont General Corporation                            221,665
  4,800          Guaranty National Corporation                           67,800
  4,400          Harleysville Group Inc.                                110,000
  5,600          Home Beneficial Corporation, Class B                   140,700
  5,000          Integon Corporation                                    101,875
 11,500          Ohio Casualty Corporation                              366,562
  4,500          Orion Capital Corporation                              226,125
 36,600          Reliance Group Holdings                                288,225
  4,700          Selective Insurance Group                              151,575
  2,100          Trenwick Group Inc.                                    111,825
  4,000          United Wisconsin Services Inc.                         110,500
 11,050          USLIFE Corporation                                     323,213
  3,900          Washington National Corporation                        113,100
  5,600          Zenith National Insurance Corporation                  151,200
                                                                     -----------
                                                                      3,102,127
                                                                     -----------


                       See Notes to Financial Statements.

                                       38




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO                                      [LOGO]
STATEMENT OF INVESTMENTS -- (CONTINUED)                         AUGUST 31, 1996
--------------------------------------------------------------------------------



                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)
                 LIQUOR -- 0.7%
 12,200          Coors, Adolph Company, Class B                      $  244,000
                                                                     -----------
                 MEDIA -- 0.7%
 10,000          Banta Corporation                                      234,375
                                                                     -----------
                 MOTOR VEHICLES -- 1.1%
  9,500          Artic Cat Inc.                                         100,937
  3,800          Bearings, Inc.                                         109,725
  6,700          Smith (A.O.) Corporation                               162,475
                                                                     -----------
                                                                        373,137
                                                                     -----------
                 NON-DURABLE & ENTERTAINMENT -- 1.9%
  5,300          Cross (A.T.) Company, Class A                           63,600
 19,900          Premark International Inc.                             363,175
  5,600          Ruby Tuesday Inc.                                      116,200
  6,900          Russ Berrie & Company                                  109,538
                                                                     -----------
                                                                        652,513
                                                                     -----------
                 NON-FERROUS METALS -- 1.3%
 13,700          ASARCO Inc.                                            354,488
  5,100          Brush Wellman Inc.                                      96,900
                                                                     -----------
                                                                        451,388
                                                                     -----------
                 PAPER & FOREST PRODUCTS -- 3.4%
  7,500          Chesapeake Corporation                                 183,750
 16,600          Longview Fibre Company                                 255,225
  9,300          Potlatch Corporation                                   349,912
  9,500          Rayonier Inc.                                          376,437
                                                                     -----------
                                                                      1,165,324
                                                                     -----------
                 PRODUCER GOODS -- 3.2%
  9,700          Albany International Corporation, Class A              197,637
  4,700          CLARCOR Inc.                                           101,050
  5,000          Commercial Intertech                                   125,000
  1,700          Curtiss-Wright Corporation                              90,206
  3,100          Helix Technology Corporation                            82,150
  5,900          Juno Lighting Inc.                                      86,287
  3,700          Manitowoc Inc.                                         116,088
  4,300          Quanex Corporation                                      95,675


                       See Notes to Financial Statements.

                                       39




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO                                      [LOGO]
STATEMENT OF INVESTMENTS -- (CONTINUED)                         AUGUST 31, 1996
--------------------------------------------------------------------------------



                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)
                 PRODUCER GOODS -- (Continued)
 16,700          UNR Industries Inc.                                 $  152,388
  3,900          Zurn Industries Inc.                                    80,437
                                                                     -----------
                                                                      1,126,918
                                                                     -----------
                 REAL PROPERTY -- 0.6%
  7,400          FelCor Suite Hotels                                    225,700
                                                                     -----------
                 RETAIL -- 2.5%
 18,200          Family Dollar Stores Inc.                              309,400
  6,400          Longs Drug Stores Inc.                                 256,000
 10,200          Shopko Stores Inc.                                     155,550
  5,900          Stanhome Inc.                                          150,450
                                                                     -----------
                                                                        871,400
                                                                     -----------
                 SHIPPING -- 0.9%
  6,500          GATX Corporation                                       300,625
                                                                     -----------
                 STEEL -- 2.4%
  5,400          Carpenter Technology                                   182,250
  9,200          Chaparral Steel Company                                120,750
  3,800          Cleveland-Cliffs Inc.                                  148,200
 12,400          J & L Specialty Steel Inc.                             168,950
  4,700          Lukens Inc.                                             94,587
  8,100          Oregon Steel Mills Inc.                                122,512
                                                                     -----------
                                                                        837,249
                                                                     -----------
                 TOBACCO -- 0.8%
 11,300          Universal Corporation                                  285,325
                                                                     -----------
                 TRAVEL & RECREATION -- 0.4%
  5,318          K2 Inc.                                                130,291
                                                                     -----------
                 UTILITIES -- 22.3%
 24,900          American Water Works Inc.                              532,237
  4,300          Bay State Gas Company                                  117,175
  4,600          Black Hills Power & Light Corporation                  115,000
  5,700          Central Hudson Gas & Electric Company                  171,712
 10,400          Central Maine Power Company                            126,100
  4,300          CILCORP, Inc.                                          181,675
 11,000          CIPSCO Inc.                                            390,500
  6,500          Eastern Utilities Association                          104,813


                       See Notes to Financial Statements.

                                       40




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO                                      [LOGO]
STATEMENT OF INVESTMENTS -- (CONTINUED)                         AUGUST 31, 1996
--------------------------------------------------------------------------------



                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)
                 UTILITIES -- (CONTINUED)
  5,100          Empire District Electric Company                    $    90,525
  9,700          Hawaiian Electric Industries                            339,500
 12,100          Idaho Power Company                                     397,788
  9,600          IES Industries Inc.                                     319,200
  3,100          Interstate Power Company                                 94,938
  5,600          Laclede Gas Company                                     130,900
  5,200          Madison Gas & Electric Company                          119,600
  9,150          MDU Resources Group                                     200,156
 10,200          Minnesota Power & Light Company                         274,125
 15,300          Nevada Power Company                                    315,563
  5,800          New Jersey Resources                                    166,025
  4,800          Northwest Natural Gas Company                           170,400
  8,700          ONEOK Inc.                                              238,162
  4,400          Orange & Rockland Utilities                             156,750
  5,900          Philadelphia Suburban Company                            97,350
  9,300          Piedmont Natural Gas Inc.                               230,175
 13,400          Public Service Company of New Mexico                    261,300
  6,100          Public Service Company of North Carolina                104,463
 12,300          Rochester Gas & Electric Company                        229,088
  9,700          Sierra Pacific Resources                                247,350
  4,700          SIGCORP, Inc.                                           166,262
  3,500          TNP Enterprise Inc.                                      81,812
  4,600          United Illuminating Company                             159,275
 13,900          Washington Gas & Light Company                          304,063
 18,000          Washington Water Power                                  333,000
  5,900          WICOR, Inc.                                             211,663
  9,900          WPL Holdings Inc.                                       301,950
  7,700          WPS Resources Corporation                               240,625
                                                                     -----------
                                                                       7,721,220
                                                                     -----------
                 TOTAL COMMON STOCKS (Cost $32,912,036)               34,238,367
                                                                     ===========

TOTAL INVESTMENTS (COST $32,912,036*)        98.8%                    34,238,367
OTHER ASSETS AND LIABILITIES (NET)            1.2                        425,287
                                             ----                     ----------
NET ASSETS                                  100.0%                   $34,663,654
                                            =====                    ===========

* Aggregate cost for Federal tax purposes was $32,988,230.

                       See Notes to Financial Statements.

                                       41




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES                               [LOGO]
                                                            AUGUST 31, 1996
--------------------------------------------------------------------------------


                                                    LARGE               LARGE            SMALL             SMALL
                                                   COMPANY             COMPANY          COMPANY           COMPANY
                                                    GROWTH              VALUE           GROWTH             VALUE
                                                  PORTFOLIO           PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                  ---------           ---------        ---------         ---------
ASSETS:
Investments, at value (Note 1),
  See accompanying schedules                     $ 26,897,050       $ 35,401,249       $ 21,512,181       $ 34,238,367
Cash                                                       --                 --            104,701                 --
Dividends receivable                                   22,041            164,185              2,135            119,799
Receivable for Portfolio shares sold                    3,215              4,944              4,133             68,808
Receivable for investment securities
 sold                                                      --            299,844             80,143          3,717,358
Unamortized organization costs (Note 5)                 3,739              3,902              3,629              2,686
Prepaid expenses and other assets                      11,385             14,232              7,845              9,205
                                                   ----------         ----------         ----------         ----------
   Total Assets                                    26,937,430         35,888,356         21,714,767         38,156,223
                                                   ----------         ----------         ----------         ----------

LIABILITIES:
Due to custodian                                        9,361            298,691                 --          3,336,153
Payable for Portfolio shares redeemed                  38,685             97,657              6,510             47,994
Administration fee payable (Note 2)                     5,766              6,882              5,023              7,032
Shareholder servicing fees payable
 (Note 3)                                               6,277              6,028              5,779              9,690
Transfer agent fees payable (Note 2)                    3,000              3,000              2,000              3,000
Custodian fees payable (Note 2)                         3,125              3,125              3,125              3,125
Accrued Directors' fees and expenses
 (Note 2)                                               4,038              4,038              4,038              4,038
Accrued audit fees                                     24,000             24,000             24,000             24,000
Accrued legal fees                                     34,707             45,762             27,444             48,086
Accrued expenses and other payables                    11,140             14,483             10,129              9,451
                                                   ----------         ----------         ----------         ----------
  Total Liabilities                                   140,099            503,666             88,048          3,492,569
                                                   ----------         ----------         ----------         ----------
NET ASSETS                                       $ 26,797,331       $ 35,384,690       $ 21,626,719       $ 34,663,654
                                                 ============       ============       ============       ============
Investments, at cost (Note 1)                    $ 21,316,749       $ 32,611,321       $ 19,748,411       $ 32,912,036
                                                 ============       ============       ============       ============

                       See Notes to Financial Statements.

                                       42





--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)                [LOGO]
                                                            AUGUST 31, 1996
--------------------------------------------------------------------------------


                                                    LARGE           LARGE           SMALL           SMALL
                                                   COMPANY         COMPANY         COMPANY         COMPANY
                                                   GROWTH           VALUE          GROWTH           VALUE
                                                  PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                  ---------       ---------       ---------      ---------
NET ASSETS CONSIST OF:
Undistributed net investment income              $     31,210    $    779,655   $     --       $    751,862
Accumulated net realized gain on
 investments sold                                   2,714,606       2,901,041      3,485,066      1,922,414
Net unrealized appreciation of
 investments                                        5,580,301       2,789,928      1,763,770      1,326,331
Par value                                               1,385           1,988          1,165          2,177
Paid-in capital                                    18,469,829      28,912,078     16,376,718     30,660,870
                                                 ------------    ------------   ------------   ------------
                                                 $ 26,797,331    $ 35,384,690   $ 21,626,719   $ 34,663,654
                                                 ============    ============   ============   ============
NET ASSETS:
Investment Class shares                          $ 19,034,785    $ 17,959,835   $ 18,049,348   $ 27,328,889
                                                 ============    ============   ============   ============
Institutional Class shares                       $  7,762,546    $ 17,424,855   $  3,577,371   $  7,334,765
                                                 ============    ============   ============   ============
SHARES OUTSTANDING:
Investment Class shares                               983,778       1,009,161        972,333      1,716,735
                                                 ============    ============   ============   ============
Institutional Class shares                            401,090         979,106        192,695        460,695
                                                 ============    ============   ============   ============
INVESTMENT CLASS SHARES:
Net asset value, offering and redemption
 price per share                                   $    19.35      $    17.80   $      18.56   $      15.92
                                                 ============    ============   ============   ============
INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption
 price per share                                   $    19.35      $    17.80   $      18.56   $      15.92
                                                 ============    ============   ============   ============

                       See Notes to Financial Statements.

                                       43




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.
STATEMENTS OF OPERATIONS                                           [LOGO]
                                        FOR THE YEAR ENDED AUGUST 31, 1996
--------------------------------------------------------------------------------


                                                    LARGE             LARGE             SMALL            SMALL
                                                   COMPANY           COMPANY           COMPANY         COMPANY
                                                   GROWTH             VALUE            GROWTH           VALUE
                                                  PORTFOLIO         PORTFOLIO         PORTFOLIO       PORTFOLIO
                                                  ---------         ---------         ---------       ---------
INVESTMENT INCOME:
Dividends                                     $     346,690        $1,373,115         $  44,193        $1,400,514
Interest                                              8,290            16,319             6,908            17,033
                                                    -------         ---------            ------         ---------
  Total investment income                           354,980         1,389,434            51,101         1,417,547
                                                    -------         ---------            ------         ---------
EXPENSES:
Investment advisory fee (Note 2)                     32,643            42,436            27,057            43,314
Administration fee (Note 2)                          56,587            71,244            48,501            72,360
Transfer agent fees (Note 2)                         18,790            20,290            23,355            21,067
Shareholder servicing fee (Note 3)                   42,313            48,619            35,742            51,521
Custodian fees (Note 2)                               4,290             3,993             2,446             4,674
Registration and filing fees                         11,662            15,195            16,011            20,264
Audit fees                                           29,111            31,000            25,121            27,459
Legal fees                                           37,590            49,683            29,635            49,390
Amortization of organization costs
 (Note 5)                                             2,868             3,018             2,767             4,565
Directors' fees and expenses (Note 2)                10,333            12,245             9,509            12,086
Other                                                 7,076            15,555             8,215             6,576
                                                    -------         ---------            ------         ---------
  Subtotal                                          253,263           313,278           228,359           313,276
Distribution fees (Note 3)                            6,277             5,984             5,857             9,763
Fees waived by investment adviser and
 administrator (Note 2)                              (9,533)          (11,661)           (8,384)          (12,387)
                                                    -------         ---------            ------         ---------
 Total net expenses                                 250,007           307,601           225,832           310,652
                                                    -------         ---------            ------         ---------
NET INVESTMENT INCOME/(LOSS)                        104,973         1,081,833          (174,731)        1,106,895
                                                    -------         ---------            ------         ---------
NET REALIZED AND UNREALIZED
 GAIN/(LOSS) ON INVESTMENTS (Notes 1 and 4):
Net realized gain on investments during
 the year                                         3,041,621         3,153,054         3,995,373         2,101,923
Net change in unrealized appreciation/
 (depreciation) of investments during
 the year                                         1,835,722           583,669          (279,274)         (194,305)
                                                  ---------           -------          --------          --------
NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS                              4,877,343         3,736,723         3,716,099         1,907,618
                                                  ---------         ---------         ---------         ---------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                      $ 4,982,316       $ 4,818,556       $ 3,541,368       $ 3,014,513
                                                ===========       ===========       ===========       ===========

                       See Notes to Financial Statements.

                                       44



--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS                                [LOGO]
                                                YEAR ENDED AUGUST 31, 1996
--------------------------------------------------------------------------------

                                                           LARGE              LARGE        SMALL         SMALL
                                                          COMPANY            COMPANY      COMPANY       COMPANY
                                                          GROWTH              VALUE        GROWTH        VALUE
                                                         PORTFOLIO          PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                         ---------          ---------    ---------     ---------
OPERATIONS:
Net investment income/(loss)                            $     104,973   $ 1,081,833    $ (174,731)    $ 1,106,895
Net realized gain on investments sold
 during the year                                            3,041,621     3,153,054      3,995,373      2,101,923
Net change in unrealized
 appreciation/
 (depreciation) of investments
 during the year                                            1,835,722       583,669       (279,274)      (194,305)
                                                            ---------       -------       --------       --------
Net increase in net assets resulting
 from operations                                            4,982,316     4,818,556      3,541,368      3,014,513
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income:
  Investment Class shares                                    (171,127)     (772,273)        --         (1,093,961)
  Institutional Class shares                                    --            --            --           --
 Net realized gain on investments:
  Investment Class shares                                    (586,295)     (831,426)    (3,245,229)      (860,790)
  Institutional Class shares                                    --            --            --           --
                                                            ---------       -------       --------       --------
Total distributions to shareholders                          (757,422)   (1,603,699)    (3,245,229)    (1,954,751)
CAPITAL STOCK TRANSACTIONS:
 Investment Class shares:
   Shares sold                                             14,574,069    21,626,014      9,937,125     24,066,420
   Shares issued as reinvestment of
    dividends                                                 689,109      1,564,499     3,050,507      1,906,029
   Shares redeemed                                        (21,367,106)  (30,777,774)   (16,749,530)   (25,464,503)
                                                          -----------   -----------    -----------    -----------
Total Investment Class shares                              (6,103,928)   (7,587,261)    (3,761,898)       507,946
                                                          -----------   -----------    -----------    -----------
 Institutional Class shares:
                                                          -----------   -----------    -----------    -----------
   Shares sold                                              7,327,918    16,830,839      3,210,300      7,117,734
                                                          -----------   -----------    -----------    -----------
Total Institutional Class shares                            7,327,918    16,830,839      3,210,300      7,117,734
                                                          -----------   -----------    -----------    -----------
Net increase/(decrease) in net assets
 from Capital Stock transactions                            1,223,990     9,243,578       (551,598)     7,625,680
                                                          -----------   -----------    -----------    -----------
Net increase/(decrease) in net assets                       5,448,884    12,458,435       (255,459)     8,685,442
                                                          -----------   -----------    -----------    -----------
NET ASSETS:
Beginning of year                                          21,348,447    22,926,255     21,882,178     25,978,212
                                                          -----------   -----------    -----------    -----------
End of year                                              $ 26,797,331   $35,384,690  $  21,626,719   $ 34,663,654
                                                         ============   ===========  =============   ============
Undistributed net investment income                      $     31,210   $   779,655  $      --       $    751,862
                                                         ============   ===========  =============   ============

                       See Notes to Financial Statements.

                                       45




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)                 [LOGO]
                                                YEAR ENDED AUGUST 31, 1996
--------------------------------------------------------------------------------


                                          LARGE           LARGE          SMALL           SMALL
                                         COMPANY         COMPANY        COMPANY         COMPANY
                                          GROWTH          VALUE         GROWTH           VALUE
                                        PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
                                        ---------       ---------     ---------        ---------
CAPITAL SHARE TRANSACTIONS:
 Investment Class shares:
   Shares sold                            811,376       1,253,565      562,163         1,527,858
   Shares issued as reinvestment of
    dividends                              39,718          92,464      186,234           122,970
   Shares redeemed                     (1,173,450)    (1,767,796)     (955,596)       (1,619,393)
                                       -----------    -----------     ---------       -----------
Net increase/(decrease) in
 Investment Class shares
 outstanding                             (322,356)      (421,767)     (207,199)           31,435
                                         ========       ========      ========            ======
 Institutional Class shares:
   Shares sold                            401,090        979,106       192,695           460,695
                                          -------        -------       -------           -------
Net increase in Institutional Class
 shares outstanding                       401,090        979,106       192,695           460,695
                                          =======        =======       =======           =======

                       See Notes to Financial Statements.

                                       46



--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS                                [LOGO]
                                                YEAR ENDED AUGUST 31, 1995
--------------------------------------------------------------------------------

                                             LARGE                LARGE          SMALL            SMALL
                                            COMPANY              COMPANY        COMPANY          COMPANY
                                             GROWTH               VALUE         GROWTH            VALUE
                                           PORTFOLIO            PORTFOLIO      PORTFOLIO        PORTFOLIO
                                           ---------            ---------      ---------        ---------
OPERATIONS:
Net investment income/(loss)               $  139,915         $ 597,585      $   (85,015)     $ 1,038,502
Net realized gain on investments sold
 during the year                              381,982           680,162        3,009,406          793,177
Net change in unrealized appreciation
 of investments during the year             3,125,221         2,162,794          775,482        1,360,207
                                            ---------         ---------          -------        ---------
Net increase in net assets resulting
 from operations                            3,647,118         3,440,541        3,699,873        3,191,886
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                      (91,631)         (461,355)              --         (842,828)
   Net realized gain on investments                --          (117,646)        (274,014)        (131,692)
                                             --------           --------         --------         --------
Total distributions to shareholders           (91,631)         (579,001)        (274,014)        (974,520)
CAPITAL STOCK TRANSACTIONS:
   Shares sold                             15,277,226        11,530,692       12,371,344       18,676,103
   Shares issued as reinvestment of
    dividends                                  86,969           568,732          259,640          852,961
   Shares redeemed                         (5,995,631)       (4,192,263)      (5,363,057)     (19,206,167)
                                           ----------        ----------       ----------      -----------
Net increase in net assets from
 Capital Stock transactions                 9,368,564         7,907,161        7,267,927          322,897
                                            ---------         ---------        ---------          -------
Net increase in net assets                 12,924,051        10,768,701       10,693,786        2,540,263
                                           ----------        ----------       ----------        ---------
NET ASSETS:
Beginning of year                           8,424,396        12,157,554       11,188,392       23,437,949
                                            ---------        ----------       ----------       ----------
End of year                               $ 21,348,447      $ 22,926,255      $21,882,178      $25,978,212
                                          ============      ============      ===========      ===========
Undistributed net investment income/
 (accumulated net investment loss)        $    89,061       $   470,916       $  (87,165)     $    733,991
                                          ===========       ===========       ==========      ============
CAPITAL SHARE TRANSACTIONS:
   Shares sold                              1,070,812           815,733          761,531        1,332,739
   Shares issued as reinvestment of
    dividends                                   6,609            44,156           17,183           64,716
   Shares redeemed                           (404,353)         (298,264)        (326,229)      (1,348,397)
                                             --------          --------         --------       ----------
Net increase in shares outstanding            673,068           561,625          452,485           49,058
                                              =======           =======          =======           ======

                       See Notes to Financial Statements.

                                       47




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO                                     [LOGO]
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

   FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                                                                          INSTITUTIONAL
                                                     INVESTMENT CLASS SHARES              CLASS SHARES
                                                     -----------------------              ------------
                                                YEAR      YEAR      YEAR     PERIOD          PERIOD
                                                ENDED     ENDED     ENDED      ENDED         ENDED
                                               8/31/96   8/31/95   8/31/94   8/31/93*       8/31/96*
                                               -------   -------   -------   --------       --------
Net asset value, beginning of year            $  16.34  $ 13.31  $ 12.74    $ 12.50      $  18.27
                                              --------  -------  -------    -------      --------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income                             0.07     0.10     0.15       0.21          0.01
Net realized and unrealized gain on
 investments                                      3.45     3.03     0.65       0.10          1.07
                                                  ----     ----     ----       ----          ----
Total from investment operations                  3.52     3.13     0.80       0.31          1.08
                                                  ----     ----     ----       ----          ----
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                          (0.12)   (0.10)   (0.23)     (0.07)          --
Distributions from capital gains                 (0.39)     --        --         --           --
                                                 -----   ------    ------     ------       -------
Total distributions                              (0.51)   (0.10)   (0.23)     (0.07)          --
                                                ------   ------   ------     ------       -------
Net asset value, end of year                  $  19.35  $ 16.34  $ 13.31    $ 12.74      $  19.35
                                              ========   ========  =======    =======      ========
Total return+                                    21.90%   23.67%    6.34%      2.46%++       5.91%++
                                                 =====    =====     ====       ====          ====
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)             $19,035   $21,348   $8,424     $8,061       $ 7,763
Ratio of net operating expenses to
 average net assets                               0.93%     0.84%    0.68%      --            0.91%**
Decrease reflected in above expense
 ratio due to expense waivers                     0.03%     0.21%    0.71%      1.14%++       0.03%**
Ratio of net investment income to
 average net assets                               0.39%      0.94%    1.18%      1.66%++      0.41%**
Portfolio turnover rate                             44%        30%      22%        12%          44%
Average commission rate paid (a)               $0.0312      --        --         --         $0.0312

--------
 * Large Company Growth Portfolio Investment Class shares and Institutional Class shares commenced operations on September 30, 1992 and July 15, 1996, respectively.
* * Annualized.
  + Total return represents aggregate total return for the period indicated.
++  Non-annualized.
(a) Average commission rate paid per share of portfolio securities purchased and sold by the Portfolio.

                       See Notes to Financial Statements


                                       48




--------------------------------------------------------------------------------
Wilshire Target Funds, Inc.
Large Company Value Portfolio                                      [LOGO]
Financial Highlights
--------------------------------------------------------------------------------


   FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.




                                                                                                           INSTITUTIONAL
                                                                INVESTMENT CLASS SHARES                     CLASS SHARES
                                                                -----------------------                     ------------
                                                 YEAR            YEAR         YEAR            PERIOD           PERIOD
                                                 ENDED           ENDED        ENDED            ENDED           ENDED
                                                8/31/96         8/31/95      8/31/94          8/31/93*         8/31/96*
                                                -------         -------      -------          --------         --------
Net asset value, beginning of year             $ 16.02        $ 13.99        $ 15.18         $ 12.50            $ 17.19
                                               -------        -------        -------         -------            -------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income                             0.85           0.34           0.36            0.54               0.07
Net realized and unrealized
 gain/(loss) on investments                       1.91           2.19          (0.90)           2.30               0.54
                                                  ----           ----          -----            ----               ----
Total from investment operations                  2.76           2.53          (0.54)           2.84               0.61
                                                  ----           ----          -----            ----               ----
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                          (0.47)         (0.40)         (0.36)          (0.16)             --
Distributions from capital gains                 (0.51)         (0.10)         (0.29)          --                 --
                                                 -----          -----          -----
Total distributions                              (0.98)         (0.50)         (0.65)          (0.16)             --
                                                 -----          -----          -----           -----
Net asset value, end of year                   $ 17.80         $ 16.02       $ 13.99         $ 15.18           $  17.80
                                               =======         =======       =======         =======           ========
Total return+                                    17.52%         18.97%         (3.61)%         22.93%++            3.55%++
                                                 =====          =====          =====           =====               ====
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)            $ 17,960       $ 22,926        $12,158         $ 8,116            $ 17,425
Ratio of net operating expenses to
 average net assets                               0.89%          0.81%          0.58%          --                  0.87%**
Decrease reflected in above expense
 ratio due to expense waivers                     0.03%          0.21%          0.60%           1.32%++            0.03%**
Ratio of net investment income to
 average net assets                               3.12%          3.77%          4.02%           4.27%++            3.14%**
Portfolio turnover rate                             56%            58%            47%             22%                56%
Average commission rate paid (a)               $0.0269         --             --              --                $  0.0269

------------
 * Large Company Value Portfolio Investment Class shares and Institutional Class shares commenced operations on September 30, 1992 and July 15, 1996, respectively.
** Annualized.
 + Total return represents aggregate total return for the period indicated.
++ Non-annualized.
(a)Average commission rate paid per share of portfolio securities purchased and sold by the Portfolio.

                       See Notes to Financial Statements

                                       49





--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO                                     [LOGO]
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.



                                                                                                 INSTITUTIONAL
                                                                INVESTMENT CLASS SHARES           CLASS SHARES
                                                                -----------------------           ------------
                                                          YEAR      YEAR      YEAR     PERIOD        PERIOD
                                                         ENDED     ENDED     ENDED      ENDED        ENDED
                                                        8/31/96   8/31/95   8/31/94   8/31/93*      8/31/96*
                                                        -------   -------   -------   --------      --------
Net asset value, beginning of year                     $  18.55   $  15.39  $  16.03   $ 12.50      $  16.66
                                                       --------   --------  --------   -------      --------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income/(loss)                              (0.19)     (0.07)    (0.04)     0.08         (0.02)
Net realized and unrealized gain on
 investments                                               3.06       3.54      0.90      3.48          1.92
                                                           ----       ----      ----      ----          ----
Total from investment operations                           2.87       3.47      0.86      3.56          1.90
                                                           ----       ----      ----      ----          ----
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                                   --         --        --        (0.03)        --
Distributions in excess of net
 investment income                                        --         --        (0.07)     --           --
Distributions from capital gains                          (2.86)     (0.31)    (1.43)     --           --
                                                          -----      -----     -----
Total distributions                                       (2.86)     (0.31)    (1.50)    (0.03)        --
                                                          -----      -----     -----     -----
Net asset value, end of year                           $  18.56   $  18.55  $  15.39   $ 16.03      $  18.56
                                                       ========   ========  ========   =======      ========
Total return+                                             17.50%     23.04%     5.20%    28.50%++      11.40%++
                                                          =====      =====      ====     =====         =====
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                      $18,049    $21,882   $11,188    $7,527       $ 3,577
Ratio of net operating expenses to
 average net assets                                        1.01%      0.95%     0.74%     --            0.98%**
Decrease reflected in above expense
 ratio due to expense waivers                              0.04%      0.21%     0.73%     1.40%++       0.04%**
Ratio of net investment income/(loss)
 to average net assets                                    (0.78)%    (0.54)%   (0.40)%    0.53%++      (0.75)%**
Portfolio turnover rate                                      87%       111%       46%       55%           87%
Average commission rate paid (a)                        $0.0200      --        --         --         $0.0200

--------
* Small Company Growth Portfolio Investment Class shares and Institutional Class shares commenced operations on October 1, 1992 and July 15, 1996, respectively.
** Annualized.
 + Total return represents aggregate total return for the period indicated.
++ Non-annualized.
(a)Average commission rate paid per share of portfolio securities purchased and sold by the Portfolio.

                       See Notes to Financial Statements.

                                       50




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO                                      [LOGO]
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

   FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.




                                                                                               INSTITUTIONAL
                                                              INVESTMENT CLASS SHARES           CLASS SHARES
                                                              -----------------------           ------------
                                                        YEAR      YEAR      YEAR     PERIOD        PERIOD
                                                       ENDED     ENDED     ENDED      ENDED        ENDED
                                                      8/31/96   8/31/95   8/31/94   8/31/93*      8/31/96*
                                                      -------   -------   -------   --------      --------

Net asset value, beginning of year                  $  15.41   $  14.32  $  14.81  $  12.50      $  15.45
                                                    --------   --------  --------  --------      --------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income                                   0.56       0.55      0.45      0.35          0.06
Net realized and unrealized
 gain/(loss) on investments                             0.95       1.06     (0.45)     2.10          0.41
                                                        ----       ----     -----      ----          ----
Total from investment operations                        1.51       1.61      0.00      2.45          0.47
                                                        ----       ----      ----      ----          ----
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                                (0.56)     (0.45)    (0.33)    (0.14)        --
Distributions from capital gains                       (0.44)     (0.07)    (0.16)    --            --
                                                       -----      -----     -----     -----      --------
Total distributions                                    (1.00)     (0.52)    (0.49)    (0.14)        --
                                                       -----      -----     -----     -----      --------
Net asset value, end of year                        $  15.92   $  15.41  $  14.32  $  14.81      $  15.92
                                                    ========   ========  ========  ========      ========
Total return+                                          10.01%     11.84%    (0.01)%   19.72%++       3.04%++
                                                       =====      =====     =====     =====          ====
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                   $27,329     $25,978   $23,438   $15,155       $ 7,335
Ratio of net operating expenses to
 average net assets                                    0.88%      0.69%     0.50%    --             0.85%**
Decrease reflected in above expense
 ratio due to expense waivers                          0.04%      0.22%     0.56%     1.32%++       0.04%**
Ratio of net investment income to
 average net assets                                    3.13%      4.12%     3.64%     3.65%++       3.16%**
Portfolio turnover rate                                  81%        86%       49%       27%           81%
Average commission rate paid (a)                     $0.0238      --        --        --          $0.0238

--------
 * Small Company Value Portfolio Investment Class shares and Institutional Class shares commenced operations on September 30, 1992 and July 15, 1996, respectively.
** Annualized.
+ Total return represents aggregate total return for the period indicated.
++ Non-annualized.
(a)Average commission rate paid per share of portfolio securities purchased and sold by the Portfolio.

                       See Notes to Financial Statements


                                       51




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                        [LOGO]
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


1. SIGNIFICANT ACCOUNTING POLICIES.

    Wilshire Target Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company, which was incorporated under Maryland law on July 30, 1992. The Fund operates as a series company having four series: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio (the "Portfolios"). The Fund accounts separately for the assets, liabilities and operations of each series.

Each of the Portfolios offer Investment and Institutional Class shares (the "shares"), each of which has equal rights as to assets and voting privileges. The Investment Class has exclusive voting rights with respect to its distribution plan. The Portfolios commenced sale of Institutional Class shares on July 15, 1996. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Portfolio. Each class of shares differs in its respective service and distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

PORTFOLIO VALUATION: Each Portfolio's investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recog-

                                       52




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                        [LOGO]
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


nized   on  the   ex-dividend   date  and  interest  income,   including,  where
applicable, amortization of discount on investments is recognized on the accrual basis.

EXPENSES: Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses of the Portfolios not directly attributable to the operations of any class of shares are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses and fees, including the advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio's shares.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Distributions from net investment income, if any, are declared and paid annually. The Portfolio's net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolios, timing differences and differing characterization of distributions made by each Portfolio as a whole.

Permanent differences incurred during the year ended August 31, 1996 resulting from differences in book and tax accounting have been reclassified at year end to paid-in capital, undistributed net investment income and accumulated realized gain/(loss). The permanent differences for the year were as follows:

                                                  UNDISTRIBUTED      ACCUMULATED
                                    PAID-IN      NET INVESTMENT       REALIZED
             FUND                   CAPITAL          INCOME          GAIN/(LOSS)
             ----                   -------          ------          -----------
Large Company Growth
  Portfolio                        $(37,249)        $  8,303          $  28,946
Large Company Value
  Portfolio                          (9,440)            (821)            10,261
Small Company Growth
  Portfolio                         (26,489)         261,896           (235,407)
Small Company Value
  Portfolio                          (7,883)           4,937              2,946

FEDERAL INCOME TAXES: The Fund intends to qualify each year as a regulated investment company by complying with the requirements of the Internal Reve-


                                       53




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                        [LOGO]
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------



nue Code of 1986, as amended, applicable to regulated investment companies and by, among other things, distributing substantially all of its earnings to shareholders. Therefore, no Federal income tax provision is required.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND
    OTHER TRANSACTIONS.

    The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with Wilshire Associates Incorporated ("Wilshire"). Under the terms of the Advisory Agreement dated July 11, 1996, the Fund has agreed to pay Wilshire a fee, computed daily and paid monthly, at the annual rate of .25 of 1% of the value of each Portfolio's average daily net assets. However, the Advisory Agreement also includes a fifteen-month expense limitation provision. For the fifteen-month period commencing July 11, 1996, Wilshire has agreed that, if the aggregate operating expenses of any Portfolio (exclusive of interest, taxes, brokerage, 12b-1 plan fees and extraordinary expenses) for such period exceed the annual rate specified in the following table for such Portfolio, the investment advisory fee otherwise payable for that period by the Portfolio under the Advisory Agreement will be reduced by the amount of the excess, but not below an annual fee rate of .10 of 1% of such Portfolio's average daily net assets.

                        FUND                                     ANNUAL RATE (%)
                        ----                                     ---------------
Large Company Growth Portfolio                                         .80
Large Company Value Portfolio                                          .77
Small Company Growth Portfolio                                         .91
Small Company Value Portfolio                                          .66

Wilshire may from time to time reduce its fees payable by each Portfolio (either voluntarily or pursuant to applicable state limitations). For the year ended August 31, 1996, Wilshire voluntarily waived fees as follows:

                        FUND                                         FEES WAIVED
                        ----                                         -----------
Large Company Growth Portfolio                                         $5,851
Large Company Value Portfolio                                           7,744
Small Company Growth Portfolio                                          4,637
Small Company Value Portfolio                                           8,004

Prior to July 11, 1996, Wilshire was entitled to receive a monthly fee at the annual rate of .10 of 1% of the value of each Portfolio's average daily net assets.

                                       54




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                        [LOGO]
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


First Data Investor Services Group, Inc. ("FDISG") (formerly known as The Shareholder Services Group, Inc.), a wholly-owned subsidiary of First Data Corporation, serves as the Fund's administrator pursuant to an administration agreement (the "Administration Agreement"). Under the terms of the Administration Agreement dated May 31, 1996, the Fund has agreed to pay FDISG a fee, computed daily and paid monthly, at the annual rate of .15 of 1% of the Fund's monthly average net assets up to aggregate assets of $1 billion, .10 of 1% of the Fund's monthly average net assets on the next $4 billion in aggregate assets, and .08 of 1% of the Fund's monthly average net assets on the excess net assets. In addition, the Fund has agreed to pay FDISG an annual fee of $25,000 per each Portfolio and $2,000 for each additional class. FDISG also serves as the Fund's transfer and dividend disbursing agent.

Prior to May 31, 1996, The Dreyfus Corporation ("Dreyfus") served as the Fund's administrator. Under the terms of the administration agreement with Dreyfus, the Fund agreed to pay Dreyfus a monthly fee at the annual rate of .20 of 1% of the Fund's average daily net assets.

Dreyfus had undertaken from September 1, 1995 through September 30, 1995, to reduce the administration fee payable to it by each Portfolio. This reduction in administration fee amounted to the following:

                        FUND                                         FEES WAIVED
                        ----                                         -----------
Large Company Growth Portfolio                                         $3,682
Large Company Value Portfolio                                           3,917
Small Company Growth Portfolio                                          3,747
Small Company Value Portfolio                                           4,383

For the period from December 1, 1995 through May 31, 1996, each Portfolio compensated Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for each Portfolio. Such compensation amounted to the following:

                        FUND                                               FEES
                        ----                                               ----
Large Company Growth Portfolio                                            $2,246
Large Company Value Portfolio                                              1,756
Small Company Growth Portfolio                                             4,823
Small Company Value Portfolio                                              2,663

                                       55




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                        [LOGO]
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


Prior to June 3, 1996, a 1% redemption fee was charged on certain redemptions of series' shares (including redemptions through the use of the Exchange Privilege) where the redemption or exchange occurred within a six-month period following the date of issuance. For the year ended August 31, 1996, redemption fees for each series were as follows:


                        FUND                                              FEES
                        ----                                              ----
Large Company Growth Portfolio                                           $33,457
Large Company Value Portfolio                                             22,590
Small Company Growth Portfolio                                            22,458
Small Company Value Portfolio                                             24,533

The Northern Trust Company serves as the Fund's custodian.

No officer, director or employee of Wilshire, FDISG or any affiliate thereof receives any compensation from the Fund for serving as Director or officer of the Fund. The Fund pays each unaffiliated Director an annual fee of $3,000 plus an additional $2,500 for each board meeting attended. The Fund also reimburses expenses incurred by the unaffiliated Directors in attending such meetings.

3. SHAREHOLDER SERVICES PLAN.

    The Directors and shareholders of the Fund have adopted a shareholder services plan (the "Plan") pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the 1940 Act, with respect to the Investment Class shares of each Portfolio. Under the Plan, the Fund reimburses 440 Financial Distributors, Inc., the Fund's distributor, at an annual rate of up to .25 of 1% of the value of the average daily net assets attributable to the Investment Class shares of each Portfolio for certain shareholder services provided by securities dealers or other financial intermediaries. The shareholder services provided may include personal services to holders of the Investment Class shares and/or for the maintenance of the accounts of the holders of the Investment
Class shares. The amount payable under the Plan is charged to, and therefore reduces, income allocated to the Investment Class shares. The Plan was implemented on July 15, 1996.

For the period from July 15, 1996 to August 31, 1996, each Portfolio incurred the following amount pursuant to the Plan:

                        FUND                                               FEES
                        ----                                               ----
Large Company Growth Portfolio                                            $6,277
Large Company Value Portfolio                                              5,984
Small Company Growth Portfolio                                             5,857
Small Company Value Portfolio                                              9,763


                                       56




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                        [LOGO]
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

Pursuant to a shareholder services plan in effect through May 31, 1996, each Portfolio reimbursed Dreyfus Service Corporation, a wholly owned subsidiary of Dreyfus, an amount not to exceed an annual rate of .25 of 1% of the value of each Portfolio's average daily net assets for certain allocated expenses of providing personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Portfolios and providing reports and other information, and services related to maintenance of shareholder accounts.

Each  Portfolio   incurred  the  following   amount  pursuant  to  the  previous
shareholder services plan:

                        FUND                                              FEES
                        ----                                              ----
Large Company Growth Portfolio                                           $42,313
Large Company Value Portfolio                                             48,619
Small Company Growth Portfolio                                            35,742
Small Company Value Portfolio                                             51,521

4. SECURITIES TRANSACTIONS.

    For the year ended August 31, 1996, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

                  FUND                            PURCHASES             SALES
                  ----                            ---------             -----
Large Company Growth Portfolio                   $12,486,123        $11,701,943
Large Company Value Portfolio                     27,911,013         18,975,166
Small Company Growth Portfolio                    19,548,349         23,555,901
Small Company Value Portfolio                     34,252,532         27,635,301

At August 31, 1996, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value for Federal income tax purposes was as follows:

                                                  TAX BASIS          TAX BASIS
                                                 UNREALIZED          UNREALIZED
                  FUND                          APPRECIATION        DEPRECIATION
                  ----                          ------------        ------------
Large Company Growth Portfolio                   $5,981,927          $  460,053
Large Company Value Portfolio                     3,566,316             827,320
Small Company Growth Portfolio                    4,074,230           2,442,059
Small Company Value Portfolio                     2,616,647           1,366,510


                                       57




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                        [LOGO]
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

5. ORGANIZATION COSTS

    The Portfolios bear all costs in connection with their organization, including the fees and expenses of registering and qualifying their shares for distribution under Federal and state securities regulations. All such costs are being amortized on the straight-line method over a period of five years from commencement of operations.

6. SIGNIFICANT SHAREHOLDER ACTIVITY

    On July  16,  1996,  a  significant  shareholder  in each of the  Portfolios
exchanged  for  an  equivalent   dollar  value   Investment   Class  shares  for
Institutional Class shares. The following amounts were exchanged:

                                                                    PERCENTAGE
                                                                   OF NET ASSETS
                                         SHARES      VALUE OF        PRIOR TO
                FUND                   EXCHANGED     EXCHANGE        EXCHANGE
                ----                   ---------     --------        --------
Large Company Growth Portfolio          401,090     $ 7,327,918         28%
Large Company Value Portfolio           979,106      16,830,839         47
Small Company Growth Portfolio          192,695       3,210,300         16
Small Company Value Portfolio           460,695       7,117,734         19

At August 31, 1996, the above-mentioned shareholder owned approximately 100% of the total outstanding Institutional Class shares of each of the Portfolios.


                                       58






--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                                        [LOGO]
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------



To the Shareholders and Board of Directors of Wilshire Target Funds, Inc.:

    We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Wilshire Target Funds, Inc.
(formerly Dreyfus- Wilshire Target Funds, Inc.) (comprised of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio) as of August 31, 1996, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from September 30, 1992 (when operations commenced for all Portfolios except Small Company Growth Portfolio, which commenced operations on October 1, 1992) to August 31, 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Wilshire Target Funds, Inc. as of August 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

                                 COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
October 14, 1996


                                       59




--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.
TAX INFORMATION                                                    [LOGO]
(UNAUDITED)
--------------------------------------------------------------------------------



    The amounts of long-term capital gains paid for the fiscal year ended August 31, 1996, were as follows:

Large Company Growth Portfolio                                        $  514,868
Large Company Value Portfolio                                            369,705
Small Company Growth Portfolio                                         1,341,952
Small Company Value Portfolio                                            301,180

    Of the distributions made by the following Portfolios, the corresponding percentage represents the amount of each distribution which will qualify for the dividends received deduction available to corporate shareholders:

Large Company Growth Portfolio                                             73.32%
Large Company Value Portfolio                                              58.26%
Small Company Growth Portfolio                                              2.02%
Small Company Value Portfolio                                              67.52%


                                       60





--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.
SPECIAL MEETING OF SHAREHOLDERS                                    [LOGO]
(UNAUDITED)
--------------------------------------------------------------------------------


    On May 23, 1996, the Fund held a Special Meeting of Shareholders (the "Meeting"). At the Meeting as adjourned and reconvened, the following matters were voted on and approved. With regard to certain proposals, it was recommended that the Meeting be reconvened in order to provide shareholders with an additional opportunity to return their proxies. The dates of the reconvened meetings at which the proposals were approved are noted beneath the relevant Portfolio.

                              PROPOSAL NO. 1

    The election of five (5) Directors of the Fund:


                     NAME                               FOR           ABSTAINED
                     ----                               ---           ---------
DeWitt F. Bowman                                   6,752,101.963     126,844.965
Peter J. Carre                                     6,750,823.138     128,123.790
Robert J. Raab, Jr.                                6,752,073.397     126,873.531
Thomas D. Stevens                                  6,752,442.672     126,504.256
Anne L. Wexler                                     6,744,572.074     134,374.854

                              PROPOSAL NO. 2

    To approve or disapprove a proposed new investment advisory agreement for each Portfolio between the Fund, on behalf of the Portfolios, and Wilshire Associates Incorporated, each Portfolio's Investment Adviser:


                FUND                        FOR          AGAINST      ABSTAINED
                ----                        ---          -------      ---------
Large Company Growth Portfolio           859,227.444    88,620.461    22,574.424
Large Company Value Portfolio          1,512,056.443    94,845.395    32,933.950
Small Company Growth Portfolio
  (approved July 11, 1996)               696,954.007   142,441.255    29,357.194
Small Company Value Portfolio
  (approved May 29, 1996)              1,468,252.976   243,855.459    27,643.783




                                       61






--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.
SPECIAL MEETING OF SHAREHOLDERS -- (CONTINUED)                     [LOGO]
(UNAUDITED)
--------------------------------------------------------------------------------



                              PROPOSAL NO. 3

    To approve or disapprove a proposed new shareholder services plan for each Portfolio adopted pursuant to Rule 12b-1:


                FUND                        FOR          AGAINST      ABSTAINED
                ----                        ---          -------      ---------
Large Company Growth Portfolio           854,996.464    83,944.969    31,480.896
Large Company Value Portfolio          1,492,612.329   109,428.652    37,794.807
Small Company Growth Portfolio
  (approved July 3, 1996)                699,319.807   127,615.804    35,764.044
Small Company Value Portfolio
  (approved May 29, 1996)              1,639,462.394    67,873.569    32,416.255

                              PROPOSAL NO. 4

    To ratify or reject the selection of Coopers & Lybrand L.L.P. as the independent public accountants being employed by the Fund for the fiscal year ending August 31, 1996:


        FOR                          AGAINST                      ABSTAINED
        ---                          -------                      ---------
    6,760,479.635                  25,274.890                     93,192.403



                                       62